Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2022 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 38.2%
		Australia: 0.2%
147,000		Rio Tinto Finance USA Ltd., 2.750%, 11/02/2051	$ 134,888	0.1
375,000	(1)	Santos Finance Ltd., 3.649%, 04/29/2031	373,715	0.1
58,000		Westpac Banking Corp., 1.953%, 11/20/2028	56,414	0.0
130,000	(2)	Westpac Banking Corp., 3.020%, 11/18/2036	124,513	0.0
			689,530	0.2

		Bermuda: 0.1%
210,000	(1)	Triton Container International Ltd., 3.150%, 06/15/2031	206,383	0.1

		Brazil: 0.7%
400,000	(1),(2)	Itau Unibanco Holding SA/Cayman Island, 3.875%, 04/15/2031	379,362	0.1
250,000	(1)	Klabin Austria GmbH, 3.200%, 01/12/2031	226,386	0.1
300,000	(1)	Klabin Austria GmbH, 5.750%, 04/03/2029	323,989	0.1
200,000		MercadoLibre, Inc., 3.125%, 01/14/2031	180,447	0.0
400,000	(1),(3)	Natura Cosmeticos SA, 4.125%, 05/03/2028	390,000	0.1
550,000		Petrobras Global Finance BV, 5.600%, 01/03/2031	567,886	0.1
250,000		Suzano Austria GmbH, 5.000%, 01/15/2030	266,514	0.1
400,000		Vale Overseas Ltd., 3.750%, 07/08/2030	406,210	0.1
			2,740,794	0.7

		Canada: 0.8%
465,000	(1)	1011778 BC ULC / New Red Finance, Inc., 4.000%, 10/15/2030	431,153	0.1
324,000	(3)	Canadian Imperial Bank of Commerce, 3.100%, 04/02/2024	334,036	0.1
48,000		Canadian Pacific Railway Co., 2.450%, 12/02/2031	47,179	0.0
100,000		Canadian Pacific Railway Co., 3.100%, 12/02/2051	95,713	0.0
277,000		Canadian Pacific Railway Co., 3.000%, 12/02/2041	266,474	0.1
220,000	(1)	Cascades, Inc./Cascades USA, Inc., 5.375%, 01/15/2028	222,457	0.1
135,000		Cenovus Energy, Inc., 5.400%, 06/15/2047	162,587	0.0
239,000		Fortis, Inc./Canada, 3.055%, 10/04/2026	245,454	0.1
495,000	(1)	GFL Environmental, Inc., 3.500%, 09/01/2028	466,708	0.1
450,000	(1)	Petronas Energy Canada Ltd., 2.112%, 03/23/2028	440,129	0.1
60,000		Royal Bank of Canada, 2.300%, 11/03/2031	57,890	0.0
88,000		Teck Resources Ltd., 5.400%, 02/01/2043	101,644	0.0
135,000		Teck Resources Ltd., 6.000%, 08/15/2040	164,931	0.1
			3,036,355	0.8

		Cayman Islands: 0.1%
430,000		Seagate HDD Cayman, 3.375%, 07/15/2031	399,975	0.1

		Chile: 0.6%
200,000	(1)	ATP Tower Holdings LLC / Andean Tower Partners Colombia SAS / Andean Telecom Par, 4.050%, 04/27/2026	196,283	0.0
300,000	(1)	Celulosa Arauco y Constitucion SA, 4.250%, 04/30/2029	311,289	0.1
325,000	(1)	Colbun SA, 3.150%, 03/06/2030	313,748	0.1
550,000	(1)	Falabella SA, 3.375%, 01/15/2032	532,972	0.1
300,000	(1)	Inversiones CMPC SA, 3.850%, 01/13/2030	303,920	0.1
725,000	(1),(3)	VTR Comunicaciones SpA, 4.375%, 04/15/2029	705,146	0.2
			2,363,358	0.6

		China: 0.4%
350,000	(3)	Alibaba Group Holding Ltd., 2.125%, 02/09/2031	328,401	0.1
350,000		Alibaba Group Holding Ltd., 2.700%, 02/09/2041	303,804	0.1
720,000		Alibaba Group Holding Ltd., 3.600%, 11/28/2024	750,249	0.2
			1,382,454	0.4

		Colombia: 0.5%
250,000		Banco de Bogota SA, 6.250%, 05/12/2026	265,750	0.1
200,000		Bancolombia SA, 3.000%, 01/29/2025	196,914	0.0
250,000	(1)	Canacol Energy Ltd., 5.750%, 11/24/2028	244,049	0.0
325,000		Ecopetrol SA, 5.375%, 06/26/2026	336,472	0.1
250,000		Ecopetrol SA, 6.875%, 04/29/2030	268,445	0.1
300,000	(1)	Oleoducto Central SA, 4.000%, 07/14/2027	291,075	0.1
300,000	(1)	Promigas SA ESP / Gases del Pacifico SAC, 3.750%, 10/16/2029	288,893	0.1
			1,891,598	0.5

		Denmark: 0.1%
336,000	(1)	Danske Bank A/S, 5.375%, 01/12/2024	357,568	0.1

		France: 0.6%
215,000	(1),(2)	BNP Paribas SA, 3.052%, 01/13/2031	213,942	0.0
700,000	(1)	BNP Paribas SA, 3.500%, 03/01/2023	716,118	0.2

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2022 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		France: (continued)
335,000	(1)	BPCE SA, 2.700%, 10/01/2029	$ 334,963	0.1
728,000	(1)	BPCE SA, 5.150%, 07/21/2024	775,404	0.2
250,000	(1)	BPCE SA, 5.700%, 10/22/2023	265,968	0.1
			2,306,395	0.6

		Hong Kong: 0.1%
400,000	(1)	CK Hutchison International 21 Ltd., 2.500%, 04/15/2031	392,930	0.1

		India: 0.7%
300,000	(1)	Adani Ports & Special Economic Zone Ltd., 4.375%, 07/03/2029	303,710	0.1
300,000	(1)	Indian Railway Finance Corp. Ltd., 3.249%, 02/13/2030	297,314	0.1
400,000	(1)	Indian Railway Finance Corp. Ltd., 3.570%, 01/21/2032	398,516	0.1
200,000	(1)	JSW Steel Ltd., 5.050%, 04/05/2032	185,369	0.0
200,000	(1),(2)	Network i2i Ltd., 3.975%, 12/31/2199	196,961	0.0
600,000	(1)	Reliance Industries Ltd., 2.875%, 01/12/2032	582,498	0.1
300,000	(1),(3)	Reliance Industries Ltd., 3.625%, 01/12/2052	284,883	0.1
250,000	(1)	Reliance Industries Ltd., 3.667%, 11/30/2027	262,539	0.1
300,000	(1)	Summit Digitel Infrastructure Pvt Ltd., 2.875%, 08/12/2031	279,938	0.1
			2,791,728	0.7

		Indonesia: 0.8%
200,000	(1)	Hutama Karya Persero PT, 3.750%, 05/11/2030	207,551	0.0
300,000	(1)	Medco Bell Pte Ltd., 6.375%, 01/30/2027	291,000	0.1
350,000	(1)	Pertamina Persero PT, 2.300%, 02/09/2031	321,230	0.1
400,000	(3)	Pertamina Persero PT, 3.100%, 08/27/2030	394,972	0.1
225,000	(1)	Pertamina Persero PT, 3.650%, 07/30/2029	231,348	0.1
750,000	(1)	Perusahaan Listrik Negara PT, 3.875%, 07/17/2029	759,285	0.2
425,000	(1)	Perusahaan Listrik Negara PT, 5.375%, 01/25/2029	471,096	0.1
225,000		Perusahaan Listrik Negara PT, 5.450%, 05/21/2028	249,757	0.1
			2,926,239	0.8

		Israel: 0.3%
600,000		Bank Hapoalim, 3.255%, 01/21/2032	583,500	0.2
325,000	(1),(2)	Mizrahi Tefahot Bank Ltd., 3.077%, 04/07/2031	318,419	0.1
200,000	(3)	Teva Pharmaceutical Finance Netherlands III BV, 4.750%, 05/09/2027	193,750	0.0
200,000	(3)	Teva Pharmaceutical Finance Netherlands III BV, 5.125%, 05/09/2029	194,370	0.0
			1,290,039	0.3

		Italy: 0.1%
275,000		Telecom Italia Capital SA, 7.721%, 06/04/2038	298,657	0.1

		Japan: 0.4%
200,000		Mitsubishi UFJ Financial Group, Inc., 2.193%, 02/25/2025	201,099	0.0
255,000	(1),(3)	Mizuho Bank Ltd., 3.200%, 03/26/2025	264,786	0.1
200,000		Sumitomo Mitsui Financial Group, Inc., 2.448%, 09/27/2024	203,392	0.1
766,000		Sumitomo Mitsui Financial Group, Inc., 3.784%, 03/09/2026	814,366	0.2
			1,483,643	0.4

		Kazakhstan: 0.4%
200,000	(1)	Development Bank of Kazakhstan JSC, 2.950%, 05/06/2031	189,816	0.0
675,000		KazMunayGas National Co. JSC, 4.750%, 04/19/2027	718,580	0.2
275,000		KazMunayGas National Co. JSC, 5.375%, 04/24/2030	305,522	0.1
325,000	(1)	Tengizchevroil Finance Co. International Ltd., 3.250%, 08/15/2030	317,177	0.1
			1,531,095	0.4

		Kuwait: 0.1%
200,000	(1)	Equate Petrochemical BV, 2.625%, 04/28/2028	195,980	0.0
200,000	(1),(2)	NBK Tier 1 Financing 2 Ltd., 4.500%, 12/31/2199	200,870	0.1
			396,850	0.1

		Malaysia: 0.1%
400,000	(1)	CIMB Bank Bhd, 2.125%, 07/20/2027	395,927	0.1
200,000	(1)	Genm Capital Labuan Ltd., 3.882%, 04/19/2031	186,267	0.0
			582,194	0.1

		Mexico: 1.0%
700,000	(1)	Alpek SAB de CV, 3.250%, 02/25/2031	675,189	0.2
300,000	(1)	Alpek SAB de CV, 4.250%, 09/18/2029	310,179	0.1
400,000	(1)	Braskem Idesa SAPI, 6.990%, 02/20/2032	397,586	0.1
400,000	(1)	Cemex SAB de CV, 3.875%, 07/11/2031	379,880	0.1

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2022 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Mexico: (continued)
200,000	(1),(2)	Cemex SAB de CV, 5.125%, 12/31/2199	$ 201,052	0.0
675,000	(1)	Cemex SAB de CV, 5.200%, 09/17/2030	696,512	0.2
400,000	(1)	Comision Federal de Electricidad, 4.677%, 02/09/2051	356,358	0.1
600,000		Petroleos Mexicanos, 5.950%, 01/28/2031	571,773	0.1
387,000	(1)	Petroleos Mexicanos, 6.700%, 02/16/2032	383,732	0.1
			3,972,261	1.0

		MULTI: 0.0%
65,000	(1)	NXP BV / NXP Funding LLC / NXP USA, Inc., 3.250%, 11/30/2051	60,323	0.0

		Netherlands: 0.7%
250,000		Cooperatieve Rabobank UA, 4.375%, 08/04/2025	266,273	0.1
355,000		ING Groep NV, 4.050%, 04/09/2029	385,742	0.1
530,000	(1)	OCI NV, 4.625%, 10/15/2025	545,953	0.1
45,000		Shell International Finance BV, 2.875%, 11/26/2041	42,466	0.0
696,000		Shell International Finance BV, 3.250%, 05/11/2025	728,209	0.2
300,000		Shell International Finance BV, 4.000%, 05/10/2046	333,433	0.1
290,000	(1)	Siemens Financieringsmaatschappij NV, 2.350%, 10/15/2026	292,130	0.1
			2,594,206	0.7

		Norway: 0.0%
56,000		Equinor ASA, 3.125%, 04/06/2030	58,518	0.0

		Panama: 0.3%
500,000	(1)	AES Panama Generation Holdings SRL, 4.375%, 05/31/2030	498,330	0.1
500,000	(1)	Banco Nacional de Panama, 2.500%, 08/11/2030	450,315	0.1
275,000	(1)	ENA Master Trust, 4.000%, 05/19/2048	272,760	0.1
			1,221,405	0.3

		Peru: 0.5%
450,000	(1)	Banco Internacional del Peru SAA Interbank, 3.250%, 10/04/2026	457,823	0.1
300,000	(1)	Corp Financiera de Desarrollo SA, 2.400%, 09/28/2027	287,976	0.1
225,000		Inkia Energy Ltd., 5.875%, 11/09/2027	226,456	0.0
675,000	(1)	InRetail Consumer, 3.250%, 03/22/2028	656,137	0.2
375,000	(1)	Petroleos del Peru SA, 4.750%, 06/19/2032	368,449	0.1
			1,996,841	0.5

		Qatar: 0.2%
275,000	(1)	Ooredoo International Finance Ltd., 2.625%, 04/08/2031	271,999	0.1
400,000	(1)	Qatar Energy, 3.125%, 07/12/2041	388,780	0.1
			660,779	0.2

		Russia: 0.7%
300,000	(1)	Credit Bank of Moscow Via CBOM Finance PLC, 3.875%, 09/21/2026	249,493	0.1
250,000	(1)	Evraz PLC, 5.250%, 04/02/2024	256,399	0.1
500,000	(1)	Gazprom PJSC via Gaz Finance PLC, 2.950%, 01/27/2029	448,907	0.1
450,000	(1)	Gazprom PJSC via Gaz Finance PLC, 3.250%, 02/25/2030	404,641	0.1
325,000	(1),(2)	Gazprom PJSC via Gaz Finance PLC, 4.599%, 12/31/2199	313,920	0.1
400,000	(1)	Lukoil Capital DAC, 3.600%, 10/26/2031	364,870	0.1
250,000	(1)	Severstal OAO Via Steel Capital SA, 3.150%, 09/16/2024	246,297	0.0
300,000	(1)	Sibur Securities DAC, 2.950%, 07/08/2025	289,177	0.1
			2,573,704	0.7

		Saudi Arabia: 0.2%
275,000	(1)	SA Global Sukuk Ltd., 2.694%, 06/17/2031	272,374	0.1
200,000	(1)	Saudi Arabian Oil Co., 2.250%, 11/24/2030	190,254	0.1
200,000	(1)	Saudi Arabian Oil Co., 3.250%, 11/24/2050	184,841	0.0
			647,469	0.2

		Singapore: 0.1%
365,000	(1),(2)	Oversea-Chinese Banking Corp. Ltd., 1.832%, 09/10/2030	357,559	0.1

		South Africa: 0.4%
400,000		AngloGold Ashanti Holdings PLC, 3.375%, 11/01/2028	387,367	0.1
200,000	(1)	Bidvest Group UK PLC/The, 3.625%, 09/23/2026	197,715	0.1
325,000	(1)	EIG Pearl Holdings Sarl, 3.545%, 08/31/2036	324,694	0.1
300,000	(1)	Gold Fields Orogen Holdings BVI Ltd., 5.125%, 05/15/2024	316,270	0.1

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2022 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		South Africa: (continued)
200,000		Sasol Financing USA LLC, 5.500%, 03/18/2031	$ 195,873	0.0
			1,421,919	0.4

		South Korea: 0.2%
275,000	(1)	Kookmin Bank, 2.500%, 11/04/2030	263,665	0.1
300,000	(1),(2)	Kookmin Bank, 4.350%, 12/31/2199	311,499	0.1
200,000	(1),(2)	Shinhan Financial Group Co. Ltd., 2.875%, 12/31/2199	196,768	0.0
			771,932	0.2

		Spain: 0.0%
200,000	(2)	Banco Santander SA, 3.225%, 11/22/2032	192,108	0.0

		Switzerland: 0.7%
456,000	(1)	Credit Suisse AG, 6.500%, 08/08/2023	487,472	0.1
1,000,000	(1),(2)	Credit Suisse Group AG, 2.997%, 12/14/2023	1,011,680	0.3
604,000		UBS AG/Stamford CT, 7.625%, 08/17/2022	624,125	0.2
500,000	(1),(2)	UBS Group AG, 1.008%, 07/30/2024	494,357	0.1
			2,617,634	0.7

		Thailand: 0.2%
500,000	(1),(2)	Bangkok Bank PCL/Hong Kong, 5.000%, 12/31/2199	510,750	0.1
450,000	(1)	GC Treasury Center Co. Ltd., 2.980%, 03/18/2031	445,568	0.1
			956,318	0.2

		Turkey: 0.2%
275,000	(1)	Akbank TAS, 6.800%, 02/06/2026	273,452	0.0
300,000	(1)	Turkiye Vakiflar Bankasi TAO, 6.500%, 01/08/2026	291,551	0.1
400,000	(1),(2)	Yapi ve Kredi Bankasi AS, 7.875%, 01/22/2031	399,592	0.1
			964,595	0.2

		United Arab Emirates: 0.2%
300,000		DP World Crescent Ltd., 4.848%, 09/26/2028	329,460	0.1
350,000	(1)	Galaxy Pipeline Assets Bidco Ltd., 2.160%, 03/31/2034	336,631	0.1
300,000	(1)	Galaxy Pipeline Assets Bidco Ltd., 2.940%, 09/30/2040	286,109	0.0
			952,200	0.2

		United Kingdom: 1.6%
600,000	(1)	Anglo American Capital PLC, 3.625%, 09/11/2024	620,298	0.2
300,000	(2)	HSBC Holdings PLC, 2.251%, 11/22/2027	294,026	0.1
500,000	(2)	HSBC Holdings PLC, 3.803%, 03/11/2025	517,694	0.1
1,490,000	(2)	HSBC Holdings PLC, 3.973%, 05/22/2030	1,571,366	0.4
250,000		HSBC Holdings PLC, 4.300%, 03/08/2026	268,224	0.1
316,000	(2)	Lloyds Banking Group PLC, 2.907%, 11/07/2023	319,673	0.1
240,000	(1)	LSEGA Financing PLC, 3.200%, 04/06/2041	237,231	0.1
200,000	(2)	NatWest Group PLC, 4.519%, 06/25/2024	207,230	0.0
200,000	(1)	Reckitt Benckiser Treasury Services PLC, 3.000%, 06/26/2027	207,071	0.0
750,000		Royalty Pharma PLC, 1.200%, 09/02/2025	720,714	0.2
497,000		Royalty Pharma PLC, 1.750%, 09/02/2027	473,635	0.1
300,000		Royalty Pharma PLC, 3.550%, 09/02/2050	272,645	0.1
500,000	(1)	Vmed O2 UK Financing I PLC, 4.750%, 07/15/2031	478,555	0.1
			6,188,362	1.6

		United States: 23.9%
120,000		AbbVie, Inc., 3.200%, 11/21/2029	123,732	0.0
750,000		AbbVie, Inc., 3.800%, 03/15/2025	788,478	0.2
43,000		AbbVie, Inc., 4.050%, 11/21/2039	46,408	0.0
361,000		AbbVie, Inc., 4.300%, 05/14/2036	404,993	0.1
225,000	(1)	Academy Ltd., 6.000%, 11/15/2027	235,452	0.1
250,000	(1)	ADT Security Corp./The, 4.125%, 08/01/2029	235,606	0.1
322,000		Advance Auto Parts, Inc., 3.900%, 04/15/2030	342,180	0.1
381,000	(1)	AEP Texas, Inc., 3.850%, 10/01/2025	402,102	0.1
345,000	(1)	Albertsons Cos, Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC, 3.500%, 03/15/2029	326,311	0.1
160,000	(1)	Albertsons Cos, Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC, 5.875%, 02/15/2028	167,007	0.0
400,000		Alexandria Real Estate Equities, Inc., 2.000%, 05/18/2032	371,256	0.1
535,000	(1)	Allison Transmission, Inc., 3.750%, 01/30/2031	497,989	0.1
250,000		Altria Group, Inc., 4.500%, 05/02/2043	244,872	0.1
130,000		Altria Group, Inc., 4.800%, 02/14/2029	143,053	0.0
423,000		Amazon.com, Inc., 2.875%, 05/12/2041	412,272	0.1
364,565		American Airlines 2015-2 Class A Pass Through Trust, 4.000%, 03/22/2029	354,070	0.1

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2022 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		United States: (continued)
218,481		American Airlines 2016-1 Class A Pass Through Trust, 4.100%, 07/15/2029	$ 212,670	0.1
35,932		American Airlines 2016-2 Class A Pass Through Trust, 3.650%, 12/15/2029	34,333	0.0
101,088		American Airlines 2016-3 Class A Pass Through Trust, 3.250%, 04/15/2030	95,938	0.0
572,000		American Airlines 2021-1 Class A Pass Through Trust, 2.875%, 01/11/2036	555,374	0.1
112,000		American Electric Power Co., Inc., 3.250%, 03/01/2050	104,797	0.0
95,000	(2)	American Electric Power Co., Inc., 3.875%, 02/15/2062	93,286	0.0
187,000		American International Group, Inc., 3.400%, 06/30/2030	196,379	0.1
79,000		American International Group, Inc., 4.250%, 03/15/2029	86,897	0.0
50,000		American International Group, Inc., 4.500%, 07/16/2044	58,034	0.0
579,000		American International Group, Inc., 4.750%, 04/01/2048	700,305	0.2
655,000		American Tower Corp., 2.750%, 01/15/2027	661,758	0.2
110,000	(1)	American Transmission Systems, Inc., 2.650%, 01/15/2032	107,992	0.0
200,000		AmerisourceBergen Corp., 3.450%, 12/15/2027	209,987	0.1
97,000		Amgen, Inc., 2.000%, 01/15/2032	90,201	0.0
330,000		Amgen, Inc., 3.200%, 11/02/2027	346,038	0.1
250,000		Amphenol Corp., 2.800%, 02/15/2030	252,255	0.1
57,000		Analog Devices, Inc., 2.800%, 10/01/2041	54,760	0.0
465,000	(1)	ANGI Group LLC, 3.875%, 08/15/2028	426,442	0.1
297,000		Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., 4.900%, 02/01/2046	352,067	0.1
310,000		Anheuser-Busch InBev Worldwide, Inc., 4.750%, 01/23/2029	351,493	0.1
250,000		Anthem, Inc., 3.700%, 09/15/2049	259,311	0.1
435,000		Apache Corp., 5.100%, 09/01/2040	456,961	0.1
530,000		Apple, Inc., 2.650%, 02/08/2051	482,928	0.1
120,000		Apple, Inc., 2.850%, 08/05/2061	109,386	0.0
230,000		Asbury Automotive Group, Inc., 4.750%, 03/01/2030	227,033	0.1
259,000		Assurant, Inc., 2.650%, 01/15/2032	246,197	0.1
195,000		AT&T, Inc., 3.300%, 02/01/2052	179,001	0.0
56,000		AT&T, Inc., 3.650%, 09/15/2059	53,142	0.0
316,000	(1)	Athene Global Funding, 2.800%, 05/26/2023	321,633	0.1
250,000	(1)	Athene Global Funding, 2.950%, 11/12/2026	256,189	0.1
400,000	(2)	Bank of America Corp., 1.197%, 10/24/2026	384,740	0.1
398,000	(2)	Bank of America Corp., 1.734%, 07/22/2027	386,318	0.1
141,000	(2)	Bank of America Corp., 1.898%, 07/23/2031	130,793	0.0
159,000	(2)	Bank of America Corp., 2.087%, 06/14/2029	152,980	0.0
83,000	(2)	Bank of America Corp., 2.299%, 07/21/2032	78,633	0.0
195,000	(2)	Bank of America Corp., 2.572%, 10/20/2032	189,124	0.1
807,000	(2)	Bank of America Corp., 2.687%, 04/22/2032	791,719	0.2
250,000	(2)	Bank of America Corp., 3.458%, 03/15/2025	258,044	0.1
465,000	(2)	Bank of America Corp., 3.864%, 07/23/2024	480,608	0.1
200,000	(2)	Bank of America Corp., 4.083%, 03/20/2051	225,375	0.1
316,000		Bank of America Corp., 4.183%, 11/25/2027	339,399	0.1
125,000	(2)	Bank of America Corp., 4.330%, 03/15/2050	143,857	0.0
183,000		BAT Capital Corp., 2.259%, 03/25/2028	173,956	0.0
110,000	(1)	Bausch Health Cos, Inc., 5.250%, 01/30/2030	88,579	0.0
70,000	(1)	Baxter International, Inc., 1.915%, 02/01/2027	68,710	0.0
140,000	(1)	Baxter International, Inc., 2.272%, 12/01/2028	137,151	0.0
100,000	(1)	Baxter International, Inc., 2.539%, 02/01/2032	96,980	0.0
55,000	(1)	Baxter International, Inc., 3.132%, 12/01/2051	52,336	0.0
91,000		Becton Dickinson and Co., 3.363%, 06/06/2024	94,082	0.0
600,000		Berry Global, Inc., 1.650%, 01/15/2027	569,544	0.2
225,000	(1)	Berry Global, Inc., 5.625%, 07/15/2027	231,851	0.1
208,000	(1)	Blackstone Holdings Finance Co. LLC, 2.850%, 08/05/2051	184,123	0.1
500,000		Boeing Co/The, 3.625%, 02/01/2031	514,291	0.1
99,000		Boeing Co/The, 5.150%, 05/01/2030	111,581	0.0

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2022 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		United States: (continued)
79,000		Boston Scientific Corp., 4.000%, 03/01/2029	$ 85,159	0.0
56,000		BP Capital Markets America, Inc., 3.000%, 02/24/2050	51,039	0.0
221,000		Bristol-Myers Squibb Co., 3.875%, 08/15/2025	235,015	0.1
175,000		Bristol-Myers Squibb Co., 4.250%, 10/26/2049	202,447	0.1
125,000		Brookfield Finance LLC, 3.450%, 04/15/2050	122,570	0.0
175,000	(1)	Builders FirstSource, Inc., 4.250%, 02/01/2032	171,607	0.0
320,000	(1)	Builders FirstSource, Inc., 5.000%, 03/01/2030	328,978	0.1
149,000		Burlington Northern Santa Fe LLC, 3.900%, 08/01/2046	164,661	0.0
130,000	(2)	Capital One Financial Corp., 1.878%, 11/02/2027	126,408	0.0
130,000	(1)	Cargill, Inc., 2.125%, 11/10/2031	124,354	0.0
210,000		CBRE Services, Inc., 2.500%, 04/01/2031	202,872	0.1
250,000		CDW LLC / CDW Finance Corp., 3.250%, 02/15/2029	237,509	0.1
225,000		Centene Corp., 3.375%, 02/15/2030	221,145	0.1
205,000		Centene Corp., 4.625%, 12/15/2029	213,495	0.1
365,000		CenterPoint Energy, Inc., 4.250%, 11/01/2028	397,949	0.1
450,000		Central Garden & Pet Co., 4.125%, 10/15/2030	433,300	0.1
96,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 2.250%, 01/15/2029	90,513	0.0
135,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 3.500%, 03/01/2042	121,300	0.0
87,000		Chubb INA Holdings, Inc., 2.850%, 12/15/2051	82,178	0.0
36,000		Chubb INA Holdings, Inc., 3.050%, 12/15/2061	33,981	0.0
269,000		Cigna Corp., 2.400%, 03/15/2030	260,137	0.1
500,000		Cigna Corp., 3.050%, 10/15/2027	516,188	0.1
320,000		Cigna Corp., 3.200%, 03/15/2040	308,628	0.1
125,000		Cigna Corp., 3.400%, 03/15/2050	118,753	0.0
250,000		Cigna Corp., 4.500%, 02/25/2026	270,828	0.1
445,000		Cigna Corp., 4.800%, 08/15/2038	512,187	0.1
305,000		Citigroup, Inc., 4.125%, 07/25/2028	326,922	0.1
491,000		Citigroup, Inc., 5.500%, 09/13/2025	545,291	0.1
321,000	(1)	Cleveland Electric Illuminating Co/The, 3.500%, 04/01/2028	332,675	0.1
500,000		Comcast Corp., 2.350%, 01/15/2027	505,588	0.1
250,000		Comcast Corp., 3.750%, 04/01/2040	265,288	0.1
400,000		Comcast Corp., 4.150%, 10/15/2028	440,723	0.1
115,000		Comcast Corp., 4.250%, 01/15/2033	130,089	0.0
90,000		Comcast Corp., 5.650%, 06/15/2035	113,488	0.0
265,000	(1)	CommScope Technologies LLC, 5.000%, 03/15/2027	236,572	0.1
159,000		Consolidated Edison Co. of New York, Inc., 4.625%, 12/01/2054	190,542	0.1
475,000	(1)	Crestwood Midstream Partners L.P. / Crestwood Midstream Finance Corp., 5.625%, 05/01/2027	477,180	0.1
79,000		Crown Castle International Corp., 4.150%, 07/01/2050	83,797	0.0
400,000	(1)	CSC Holdings LLC, 5.750%, 01/15/2030	377,456	0.1
105,000		CSX Corp., 4.500%, 08/01/2054	124,328	0.0
136,000		Cummins, Inc., 1.500%, 09/01/2030	125,564	0.0
169,000		CVS Health Corp., 1.750%, 08/21/2030	155,223	0.0
500,000		CVS Health Corp., 3.250%, 08/15/2029	516,359	0.1
250,000		CVS Health Corp., 4.125%, 04/01/2040	270,258	0.1
279,000		CVS Health Corp., 4.300%, 03/25/2028	304,441	0.1
65,000		CVS Health Corp., 5.050%, 03/25/2048	79,773	0.0
150,000		Dana, Inc., 5.375%, 11/15/2027	155,246	0.0
290,000		Dana, Inc., 5.625%, 06/15/2028	302,032	0.1
195,000	(1)	DaVita, Inc., 3.750%, 02/15/2031	179,495	0.0
245,000	(1)	DaVita, Inc., 4.625%, 06/01/2030	238,718	0.1
176,000		Dell International LLC / EMC Corp., 6.020%, 06/15/2026	199,888	0.1
155,130		Delta Air Lines 2015-1 Class B Pass Through Trust, 4.250%, 01/30/2025	159,529	0.0
173,000	(1)	Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.500%, 10/20/2025	179,631	0.1
355,000		Discovery Communications LLC, 5.300%, 05/15/2049	416,897	0.1

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2022 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		United States: (continued)
250,000		DISH DBS Corp., 5.125%, 06/01/2029	$ 218,479	0.1
35,000		Dollar General Corp., 3.500%, 04/03/2030	36,596	0.0
260,000	(2)	Dominion Energy, Inc., 4.350%, 12/31/2199	262,600	0.1
180,000	(2)	Dominion Energy, Inc., 4.650%, 12/31/2199	185,400	0.1
34,000		Dow Chemical Co/The, 5.550%, 11/30/2048	45,191	0.0
340,000		DTE Electric Co., 2.250%, 03/01/2030	332,564	0.1
146,000		DTE Electric Co., 4.300%, 07/01/2044	167,535	0.0
250,000		Duke Energy Carolinas LLC, 2.950%, 12/01/2026	260,276	0.1
250,000		Duke Energy Carolinas LLC, 3.200%, 08/15/2049	247,430	0.1
120,000		Duke Energy Florida LLC, 2.400%, 12/15/2031	117,400	0.0
1,000,000		Duke Energy Corp., 2.650%, 09/01/2026	1,019,984	0.3
255,000		Duke Energy Indiana LLC, 3.250%, 10/01/2049	245,294	0.1
100,000		DXC Technology Co., 1.800%, 09/15/2026	96,815	0.0
95,000		DXC Technology Co., 2.375%, 09/15/2028	91,230	0.0
200,000		Ecolab, Inc., 2.750%, 08/18/2055	179,559	0.1
455,000	(1)	Element Solutions, Inc., 3.875%, 09/01/2028	437,612	0.1
286,000		Energy Transfer L.P. / Regency Energy Finance Corp., 4.500%, 11/01/2023	296,560	0.1
134,000		Energy Transfer L.P., 4.250%, 04/01/2024	139,723	0.0
969,000		Energy Transfer L.P., 4.900%, 02/01/2024	1,016,163	0.3
500,000		Energy Transfer L.P., 5.400%, 10/01/2047	559,632	0.1
200,000		Entergy Corp., 2.800%, 06/15/2030	196,903	0.1
151,000		Essential Utilities, Inc., 2.704%, 04/15/2030	149,985	0.0
162,000		Evergy Kansas Central, Inc., 3.250%, 09/01/2049	159,248	0.0
97,000		Evergy Kansas Central, Inc., 4.125%, 03/01/2042	106,611	0.0
115,000		Eversource Energy, 1.400%, 08/15/2026	111,027	0.0
140,000		Extra Space Storage L.P., 2.350%, 03/15/2032	131,478	0.0
318,000		Exxon Mobil Corp., 2.610%, 10/15/2030	320,721	0.1
85,000		Exxon Mobil Corp., 2.995%, 08/16/2039	83,485	0.0
198,000		Exxon Mobil Corp., 3.452%, 04/15/2051	205,516	0.1
108,000		FedEx Corp., 4.050%, 02/15/2048	114,325	0.0
79,000		FedEx Corp., 5.250%, 05/15/2050	98,411	0.0
316,000		Fiserv, Inc., 3.200%, 07/01/2026	327,727	0.1
95,000		Florida Power & Light Co., 2.875%, 12/04/2051	90,384	0.0
141,000		Florida Power & Light Co., 4.125%, 02/01/2042	159,120	0.0
200,000		FMC Corp., 3.200%, 10/01/2026	207,131	0.1
200,000		Ford Motor Credit Co. LLC, 4.000%, 11/13/2030	201,399	0.1
200,000		Ford Motor Credit Co. LLC, 5.113%, 05/03/2029	214,351	0.1
290,000		Freeport-McMoRan, Inc., 4.250%, 03/01/2030	295,800	0.1
500,000	(1),(3)	Gap, Inc./The, 3.875%, 10/01/2031	464,817	0.1
205,000	(1)	GCI LLC, 4.750%, 10/15/2028	202,947	0.1
309,000		General Dynamics Corp., 3.500%, 04/01/2027	328,896	0.1
50,000		General Electric Co., 6.750%, 03/15/2032	65,720	0.0
316,000	(3)	General Mills, Inc., 2.875%, 04/15/2030	320,655	0.1
382,000		General Motors Financial Co., Inc., 4.300%, 07/13/2025	403,966	0.1
430,000	(1)	Gray Television, Inc., 7.000%, 05/15/2027	456,221	0.1
475,000	(1)	H&E Equipment Services, Inc., 3.875%, 12/15/2028	451,713	0.1
1,035,000		HCA, Inc., 4.125%, 06/15/2029	1,103,888	0.3
200,000		HCA, Inc., 5.250%, 04/15/2025	217,796	0.1
280,000		HCA, Inc., 5.250%, 06/15/2026	306,540	0.1
195,000		Healthpeak Properties, Inc., 3.000%, 01/15/2030	198,678	0.1
325,000		Hess Corp., 5.600%, 02/15/2041	390,154	0.1
500,000	(1)	Hess Midstream Operations L.P., 4.250%, 02/15/2030	483,300	0.1
470,000	(1)	Ingevity Corp., 3.875%, 11/01/2028	445,701	0.1
416,000		Intel Corp., 3.250%, 11/15/2049	405,181	0.1
79,000		Intel Corp., 4.750%, 03/25/2050	97,683	0.0
88,000		Intercontinental Exchange, Inc., 3.000%, 06/15/2050	82,265	0.0
56,000	(1)	International Flavors & Fragrances, Inc., 3.268%, 11/15/2040	54,346	0.0
65,000		Interstate Power and Light Co., 3.100%, 11/30/2051	61,030	0.0
250,000		IPALCO Enterprises, Inc., 4.250%, 05/01/2030	265,180	0.1
150,000		Johnson & Johnson, 3.625%, 03/03/2037	165,162	0.0
162,000	(2),(3)	JPMorgan Chase & Co., 1.470%, 09/22/2027	155,028	0.0

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2022 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		United States: (continued)
520,000	(2)	JPMorgan Chase & Co., 1.578%, 04/22/2027	$ 503,392	0.1
46,000	(2)	JPMorgan Chase & Co., 1.953%, 02/04/2032	42,655	0.0
250,000	(2)	JPMorgan Chase & Co., 2.182%, 06/01/2028	245,763	0.1
284,000	(2)	JPMorgan Chase & Co., 2.545%, 11/08/2032	275,484	0.1
129,000	(2)	JPMorgan Chase & Co., 2.580%, 04/22/2032	125,527	0.0
998,000		JPMorgan Chase & Co., 2.950%, 10/01/2026	1,029,432	0.3
170,000	(2)	JPMorgan Chase & Co., 2.963%, 01/25/2033	171,269	0.0
155,000	(2)	JPMorgan Chase & Co., 3.157%, 04/22/2042	152,066	0.0
1,250,000	(2)	JPMorgan Chase & Co., 3.782%, 02/01/2028	1,326,541	0.3
500,000		JPMorgan Chase & Co., 3.875%, 09/10/2024	526,056	0.1
129,000	(2)	JPMorgan Chase & Co., 3.964%, 11/15/2048	141,270	0.0
530,000	(2)	JPMorgan Chase & Co., 6.000%, 12/31/2199	551,200	0.1
227,000		Kinder Morgan Energy Partners L.P., 4.250%, 09/01/2024	238,837	0.1
215,000		Kraft Heinz Foods Co., 4.625%, 10/01/2039	235,471	0.1
170,000		Kraft Heinz Foods Co., 6.875%, 01/26/2039	230,880	0.1
500,000	(1)	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.750%, 06/15/2029	490,090	0.1
535,000	(1)	Lamb Weston Holdings, Inc., 4.375%, 01/31/2032	528,507	0.1
200,000	(1)	Mars, Inc., 2.375%, 07/16/2040	180,266	0.1
428,000	(1)	Metropolitan Edison Co., 4.000%, 04/15/2025	449,989	0.1
190,000		MGM Resorts International, 5.500%, 04/15/2027	196,551	0.1
120,000		Mid-America Apartments L.P., 2.875%, 09/15/2051	110,885	0.0
250,000		Mississippi Power Co., 4.250%, 03/15/2042	275,254	0.1
316,000		Mondelez International, Inc., 2.750%, 04/13/2030	317,138	0.1
250,000	(2)	Morgan Stanley, 0.560%, 11/10/2023	248,687	0.1
817,000	(2)	Morgan Stanley, 1.593%, 05/04/2027	789,352	0.2
436,000	(2)	Morgan Stanley, 2.239%, 07/21/2032	411,489	0.1
180,000	(2)	Morgan Stanley, 2.511%, 10/20/2032	173,916	0.0
750,000		Morgan Stanley, 3.125%, 07/27/2026	776,631	0.2
900,000	(2)	Morgan Stanley, 3.622%, 04/01/2031	952,521	0.3
545,000		Morgan Stanley, 4.100%, 05/22/2023	563,079	0.1
500,000		Morgan Stanley, 4.875%, 11/01/2022	514,099	0.1
600,000		Mosaic Co/The, 3.250%, 11/15/2022	609,332	0.2
500,000	(1)	Mozart Debt Merger Sub, Inc., 3.875%, 04/01/2029	482,582	0.1
398,000		MPLX L.P., 4.000%, 03/15/2028	421,991	0.1
460,000		MPT Operating Partnership L.P. / MPT Finance Corp., 3.500%, 03/15/2031	444,675	0.1
500,000		Mylan, Inc., 4.200%, 11/29/2023	519,261	0.1
200,000		Mylan, Inc., 5.200%, 04/15/2048	233,109	0.1
310,000		National Rural Utilities Cooperative Finance Corp., 3.900%, 11/01/2028	337,530	0.1
220,000		Navient Corp., 5.000%, 03/15/2027	213,501	0.1
188,000	(1)	Nestle Holdings, Inc., 1.500%, 09/14/2028	179,708	0.1
193,000		Northern States Power Co/MN, 3.600%, 09/15/2047	202,887	0.1
435,000	(1)	Novelis Corp., 4.750%, 01/30/2030	433,458	0.1
35,000	(1)	NRG Energy, Inc., 3.375%, 02/15/2029	32,384	0.0
185,000	(1)	NRG Energy, Inc., 3.625%, 02/15/2031	171,924	0.0
533,000		NVIDIA Corp., 1.550%, 06/15/2028	512,888	0.1
455,000	(1)	ON Semiconductor Corp., 3.875%, 09/01/2028	452,849	0.1
65,000		ONEOK, Inc., 3.100%, 03/15/2030	64,008	0.0
470,000	(1)	Open Text Holdings, Inc., 4.125%, 12/01/2031	454,185	0.1
316,000		Oracle Corp., 2.800%, 04/01/2027	318,426	0.1
504,000		Oracle Corp., 2.950%, 05/15/2025	515,247	0.1
145,000		Oracle Corp., 3.950%, 03/25/2051	136,930	0.0
48,000		O'Reilly Automotive, Inc., 3.600%, 09/01/2027	50,740	0.0
115,000		O'Reilly Automotive, Inc., 4.350%, 06/01/2028	125,948	0.0
500,000	(1)	Organon & Co. / Organon Foreign Debt Co-Issuer BV, 4.125%, 04/30/2028	493,193	0.1
35,000		Pacific Gas and Electric Co., 4.250%, 03/15/2046	33,209	0.0
28,000		Pacific Gas and Electric Co., 4.300%, 03/15/2045	26,304	0.0
47,000		Pacific Gas and Electric Co., 4.450%, 04/15/2042	45,298	0.0
214,000	(2)	PartnerRe Finance B LLC, 4.500%, 10/01/2050	219,632	0.1
200,000		PayPal Holdings, Inc., 2.850%, 10/01/2029	205,098	0.1

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2022 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		United States: (continued)
238,000		PECO Energy Co., 4.150%, 10/01/2044	$ 268,788	0.1
61,000		PepsiCo, Inc., 2.625%, 10/21/2041	58,151	0.0
84,000		Phillips 66, 3.850%, 04/09/2025	88,493	0.0
170,000	(1)	Pilgrim's Pride Corp., 3.500%, 03/01/2032	162,163	0.0
310,000	(1)	Pilgrim's Pride Corp., 4.250%, 04/15/2031	306,392	0.1
301,000		Plains All American Pipeline L.P. / PAA Finance Corp., 3.600%, 11/01/2024	311,868	0.1
210,000		Plains All American Pipeline L.P. / PAA Finance Corp., 3.800%, 09/15/2030	214,562	0.1
500,000		Plains All American Pipeline L.P. / PAA Finance Corp., 4.900%, 02/15/2045	510,800	0.1
281,000		PNC Financial Services Group, Inc./The, 3.450%, 04/23/2029	299,427	0.1
110,000	(1)	Post Holdings, Inc., 4.625%, 04/15/2030	106,169	0.0
320,000	(1)	Post Holdings, Inc., 5.500%, 12/15/2029	329,330	0.1
520,000	(1)	Prestige Brands, Inc., 3.750%, 04/01/2031	472,732	0.1
525,000	(1)	Primo Water Holdings, Inc., 4.375%, 04/30/2029	501,921	0.1
190,000		Public Service Enterprise Group, Inc., 2.450%, 11/15/2031	183,265	0.1
45,000		Public Storage, 1.950%, 11/09/2028	43,667	0.0
65,000		Puget Sound Energy, Inc., 3.250%, 09/15/2049	64,445	0.0
230,000	(1)	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc., 3.875%, 03/01/2031	215,750	0.1
255,000	(1)	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc., 4.000%, 10/15/2033	239,056	0.1
285,000		Raytheon Technologies Corp., 4.500%, 06/01/2042	330,358	0.1
74,000		Regeneron Pharmaceuticals, Inc., 1.750%, 09/15/2030	67,390	0.0
35,000		Rexford Industrial Realty L.P., 2.150%, 09/01/2031	32,322	0.0
165,000		Reynolds American, Inc., 5.700%, 08/15/2035	188,409	0.1
130,000		Reynolds American, Inc., 5.850%, 08/15/2045	147,839	0.0
250,000		Reynolds American, Inc., 6.150%, 09/15/2043	291,999	0.1
150,000		Roper Technologies, Inc., 1.750%, 02/15/2031	135,942	0.0
33,000		Ross Stores, Inc., 4.700%, 04/15/2027	36,618	0.0
338,000		salesforce.com, Inc., 2.700%, 07/15/2041	319,112	0.1
500,000	(1)	Scotts Miracle-Gro Co/The, 4.000%, 04/01/2031	478,310	0.1
135,000	(1)	Sealed Air Corp., 1.573%, 10/15/2026	128,933	0.0
114,000		Selective Insurance Group, Inc., 5.375%, 03/01/2049	145,503	0.0
215,000	(2)	Sempra Energy, 4.125%, 04/01/2052	209,875	0.1
500,000	(1)	Sensata Technologies, Inc., 3.750%, 02/15/2031	470,545	0.1
700,000		Shire Acquisitions Investments Ireland DAC, 3.200%, 09/23/2026	726,142	0.2
455,000		Silgan Holdings, Inc., 4.125%, 02/01/2028	457,036	0.1
240,000	(1)	Sinclair Television Group, Inc., 5.125%, 02/15/2027	226,511	0.1
430,000	(1)	Sirius XM Radio, Inc., 5.500%, 07/01/2029	446,899	0.1
435,000	(1)	Sonic Automotive, Inc., 4.875%, 11/15/2031	421,174	0.1
60,000		Southern California Edison Co., 3.650%, 02/01/2050	59,775	0.0
500,000		Southwestern Energy Co., 5.375%, 02/01/2029	509,255	0.1
365,000		Sprint Nextel Corp., 6.875%, 11/15/2028	434,726	0.1
220,000	(1)	Standard Industries, Inc./NJ, 3.375%, 01/15/2031	201,633	0.1
320,000	(1)	Standard Industries, Inc./NJ, 4.375%, 07/15/2030	306,171	0.1
220,000	(1)	Summit Materials LLC / Summit Materials Finance Corp., 5.250%, 01/15/2029	224,905	0.1
55,000		TEGNA, Inc., 4.625%, 03/15/2028	54,028	0.0
235,000	(1)	Tempur Sealy International, Inc., 4.000%, 04/15/2029	225,671	0.1
500,000	(1)	Tenet Healthcare Corp., 4.250%, 06/01/2029	482,774	0.1
299,000		Time Warner Cable LLC, 5.875%, 11/15/2040	348,907	0.1
600,000		T-Mobile USA, Inc., 2.050%, 02/15/2028	577,876	0.2
385,000		T-Mobile USA, Inc., 3.000%, 02/15/2041	348,809	0.1
800,000		T-Mobile USA, Inc., 3.750%, 04/15/2027	841,521	0.2
79,000		T-Mobile USA, Inc., 3.875%, 04/15/2030	82,914	0.0
300,000		UDR, Inc., 2.100%, 08/01/2032	276,522	0.1

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2022 (Unaudited) (Continued)

Principal Amount†	Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		United States: (continued)
220,000		United Rentals North America, Inc., 4.000%, 07/15/2030	$ 217,004	0.1
215,000		United Rentals North America, Inc., 4.875%, 01/15/2028	221,738	0.1
713,000		UnitedHealth Group, Inc., 2.300%, 05/15/2031	692,888	0.2
235,000		UnitedHealth Group, Inc., 2.750%, 05/15/2040	222,814	0.1
122,000		UnitedHealth Group, Inc., 3.050%, 05/15/2041	119,472	0.0
114,779		US Airways 2012-1 Class A Pass Through Trust, 5.900%, 04/01/2026	120,914	0.0
24,163		US Airways 2012-2 Class A Pass Through Trust, 4.625%, 12/03/2026	23,872	0.0
300,000		Utah Acquisition Sub, Inc., 3.950%, 06/15/2026	316,948	0.1
105,000		Valero Energy Corp., 3.650%, 12/01/2051	97,955	0.0
465,000	(1)	Valvoline, Inc., 3.625%, 06/15/2031	426,893	0.1
363,000	(1)	Verizon Communications, Inc., 2.355%, 03/15/2032	345,094	0.1
227,000		Verizon Communications, Inc., 3.400%, 03/22/2041	225,130	0.1
228,000		Verizon Communications, Inc., 3.550%, 03/22/2051	229,643	0.1
280,000		Verizon Communications, Inc., 3.700%, 03/22/2061	281,403	0.1
250,000		Verizon Communications, Inc., 4.125%, 03/16/2027	271,348	0.1
175,000		Verizon Communications, Inc., 4.125%, 08/15/2046	191,217	0.1
200,000		Verizon Communications, Inc., 4.812%, 03/15/2039	236,753	0.1
615,000		ViacomCBS, Inc., 3.700%, 08/15/2024	641,700	0.2
445,000	(1)	ViaSat, Inc., 5.625%, 04/15/2027	453,277	0.1
195,000		Viatris, Inc., 2.700%, 06/22/2030	188,445	0.1
95,000		Visa, Inc., 2.000%, 08/15/2050	77,642	0.0
225,000		VMware, Inc., 1.400%, 08/15/2026	215,691	0.1
100,000		VMware, Inc., 1.800%, 08/15/2028	94,838	0.0
350,000	(2)	Wells Fargo & Co., 2.406%, 10/30/2025	352,310	0.1
100,000		Wells Fargo & Co., 3.000%, 10/23/2026	102,820	0.0
143,000		Welltower, Inc., 4.125%, 03/15/2029	155,687	0.0
500,000		Western Midstream Operating L.P., 5.300%, 03/01/2048	553,230	0.1
495,000	(1)	Wolverine World Wide, Inc., 4.000%, 08/15/2029	476,279	0.1
450,000	(1)	Wyndham Hotels & Resorts, Inc., 4.375%, 08/15/2028	447,201	0.1
173,000		XLIT Ltd., 5.500%, 03/31/2045	226,245	0.1
470,000	(1)	Zayo Group Holdings, Inc., 4.000%, 03/01/2027	444,846	0.1
426,000	(1)	Ziff Davis, Inc., 4.625%, 10/15/2030	417,863	0.1
			92,299,205	23.9

	Total Corporate Bonds/Notes
	(Cost $149,885,150)		147,575,123	38.2

COLLATERALIZED MORTGAGE OBLIGATIONS: 12.9%
		United States: 12.9%
304,322	(2)	Adjustable Rate Mortgage Trust 2006-2 1A1, 3.157%, 05/25/2036	297,281	0.1
107,513		Alternative Loan Trust 2006-13T1 A9, 6.000%, 05/25/2036	70,982	0.0
160,889		Alternative Loan Trust 2007-23CB A3, 0.608%, (US0001M + 0.500%), 09/25/2037	76,916	0.0
356,457		CHL Mortgage Pass-Through Trust 2007-7 A7, 5.750%, 06/25/2037	244,728	0.1
325,799		CitiMortgage Alternative Loan Trust Series 2006-A3 1A7, 6.000%, 07/25/2036	320,843	0.1
72,631		Countrywide Alternative Loan Trust 2005-53T2 2A6, 0.608%, (US0001M + 0.500%), 11/25/2035	39,094	0.0
206,255	(1),(2)	CSMC Trust 2015-2 B3, 3.903%, 02/25/2045	205,676	0.1
146,719	(1),(2)	CSMC Trust 2015-3 B1, 3.875%, 03/25/2045	146,954	0.0
3,348,957	(4)	Fannie Mae 2005-18 SC, 4.542%, (-1.000*US0001M + 4.650%), 03/25/2035	371,325	0.1
826,364	(4)	Fannie Mae 2008-41 S, 6.692%, (-1.000*US0001M + 6.800%), 11/25/2036	191,643	0.1
2,400,234	(4)	Fannie Mae 2009-106 SA, 6.142%, (-1.000*US0001M + 6.250%), 01/25/2040	427,000	0.1
393,948		Fannie Mae Connecticut Avenue Securities 2017-C03 1M2, 3.108%, (US0001M + 3.000%), 10/25/2029	403,833	0.1
354,859		Fannie Mae Connecticut Avenue Securities 2017-C07 2M2, 2.608%, (US0001M + 2.500%), 05/25/2030	360,874	0.1
326,936		Fannie Mae Connecticut Avenue Securities 2018-C06 1M2, 2.108%, (US0001M + 2.000%), 03/25/2031	330,695	0.1

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2022 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
		United States: (continued)
98,617	(1)	Fannie Mae Connecticut Avenue Securities 2019-R02 1M2, 2.408%, (US0001M + 2.300%), 08/25/2031	$ 99,064	0.0
178,937	(1)	Fannie Mae Connecticut Avenue Securities Trust 2018-R07 1M2, 2.508%, (US0001M + 2.400%), 04/25/2031	179,929	0.1
64,342	(1)	Fannie Mae Connecticut Avenue Securities Trust 2019-R01 2M2, 2.558%, (US0001M + 2.450%), 07/25/2031	64,661	0.0
99,304	(1)	Fannie Mae Connecticut Avenue Securities Trust 2019-R06 2M2, 2.208%, (US0001M + 2.100%), 09/25/2039	99,432	0.0
456,437	(1)	Fannie Mae Connecticut Avenue Securities Trust 2020-R01 1M2, 2.158%, (US0001M + 2.050%), 01/25/2040	458,708	0.1
1,000,000	(1)	Fannie Mae Connecticut Avenue Securities Trust 2020-SBT1 2M2, 3.758%, (US0001M + 3.650%), 02/25/2040	1,050,982	0.3
109,802		Fannie Mae REMIC Trust 2003-22 BZ, 6.000%, 04/25/2033	122,403	0.0
97,128		Fannie Mae REMIC Trust 2005-74 DK, 23.569%, (-4.000*US0001M + 24.000%), 07/25/2035	144,631	0.0
93,669		Fannie Mae REMIC Trust 2006-104 ES, 32.912%, (-5.000*US0001M + 33.450%), 11/25/2036	171,959	0.0
1,208,030	(4)	Fannie Mae REMIC Trust 2007-36 SN, 6.662%, (-1.000*US0001M + 6.770%), 04/25/2037	217,715	0.1
86,585		Fannie Mae REMIC Trust 2007-55 DS, 14.731%, (-2.500*US0001M + 15.000%), 06/25/2037	101,317	0.0
663,992	(4)	Fannie Mae REMIC Trust 2008-53 FI, 5.992%, (-1.000*US0001M + 6.100%), 07/25/2038	90,579	0.0
698,588	(4)	Fannie Mae REMIC Trust 2008-58 SM, 5.992%, (-1.000*US0001M + 6.100%), 07/25/2038	105,919	0.0
147,528		Fannie Mae REMIC Trust 2009-66 SL, 15.494%, (-3.333*US0001M + 15.833%), 09/25/2039	229,794	0.1
93,200		Fannie Mae REMIC Trust 2009-66 SW, 15.660%, (-3.333*US0001M + 16.000%), 09/25/2039	146,596	0.0
3,410,438	(4)	Fannie Mae REMIC Trust 2010-123 SL, 5.962%, (-1.000*US0001M + 6.070%), 11/25/2040	509,523	0.1
3,273,510	(4)	Fannie Mae REMIC Trust 2011-55 SK, 6.452%, (-1.000*US0001M + 6.560%), 06/25/2041	652,723	0.2
1,393,706	(4)	Fannie Mae REMIC Trust 2011-86 NS, 5.842%, (-1.000*US0001M + 5.950%), 09/25/2041	203,379	0.1
186,596	(4)	Fannie Mae REMIC Trust 2012-10 US, 6.342%, (-1.000*US0001M + 6.450%), 02/25/2042	33,631	0.0
1,082,214	(4)	Fannie Mae REMIC Trust 2012-24 HS, 6.442%, (-1.000*US0001M + 6.550%), 09/25/2040	76,071	0.0
709,370	(4)	Fannie Mae REMIC Trust 2013-31 PI, 4.500%, 02/25/2043	50,567	0.0
669,746		Fannie Mae REMICS 2013-126 ZA, 4.000%, 07/25/2032	672,045	0.2
5,913,064	(4)	Fannie Mae REMICS 2015-34 DI, 6.500%, 06/25/2045	1,358,380	0.4
17,225,238	(4)	Fannie Mae REMICS 2015-58 KI, 6.000%, 03/25/2037	3,515,263	0.9
14,640,284	(4)	Fannie Mae REMICS 2016-54 SL, 5.892%, (-1.000*US0001M + 6.000%), 08/25/2046	2,872,257	0.7
606,488	(4)	Fannie Mae Series 2007-9 SE, 5.972%, (-1.000*US0001M + 6.080%), 03/25/2037	89,473	0.0
832,961	(4)	Fannie Mae Series 2013-44 DI, 3.000%, 05/25/2033	82,718	0.0
920,911	(1),(2)	Flagstar Mortgage Trust 2018-2 B2, 4.035%, 04/25/2048	925,304	0.2
163,015	(4)	Freddie Mac REMIC Trust 2303 SY, 8.594%, (-1.000*US0001M + 8.700%), 04/15/2031	33,205	0.0
931,898	(4)	Freddie Mac REMIC Trust 2989 GU, 6.894%, (-1.000*US0001M + 7.000%), 02/15/2033	163,230	0.0
769,243	(4)	Freddie Mac REMIC Trust 3271 SB, 5.944%, (-1.000*US0001M + 6.050%), 02/15/2037	124,743	0.0

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2022 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
		United States: (continued)
2,793,446	(4)	Freddie Mac REMIC Trust 3424 HI, 5.794%, (-1.000*US0001M + 5.900%), 04/15/2038	$ 437,533	0.1
579,400	(4)	Freddie Mac REMIC Trust 3632 IP, 5.000%, 02/15/2040	76,742	0.0
3,317,762	(4)	Freddie Mac REMIC Trust 3856 KS, 6.444%, (-1.000*US0001M + 6.550%), 05/15/2041	553,416	0.1
660,112	(4)	Freddie Mac REMIC Trust 3925 SD, 5.944%, (-1.000*US0001M + 6.050%), 07/15/2040	35,021	0.0
214,835	(4)	Freddie Mac REMIC Trust 3946 SE, 6.544%, (-1.000*US0001M + 6.650%), 02/15/2041	3,482	0.0
798,585	(4)	Freddie Mac REMIC Trust 4077 SM, 6.594%, (-1.000*US0001M + 6.700%), 08/15/2040	21,934	0.0
719,352	(4)	Freddie Mac REMIC Trust 4152 BI, 4.000%, 12/15/2041	62,956	0.0
1,142,577	(4)	Freddie Mac REMIC Trust 4313 MI, 5.000%, 04/15/2039	169,577	0.0
1,704,108	(4)	Freddie Mac REMICS 3693 SC, 6.394%, (-1.000*US0001M + 6.500%), 07/15/2040	327,678	0.1
1,480,697		Freddie Mac REMICS 3792 DS, 6.494%, (-1.000*US0001M + 6.600%), 11/15/2040	66,100	0.0
1,452,635	(4)	Freddie Mac REMICS 4040 SW, 6.524%, (-1.000*US0001M + 6.630%), 05/15/2032	281,635	0.1
1,826,291	(4)	Freddie Mac REMICS 4623 MS, 5.894%, (-1.000*US0001M + 6.000%), 10/15/2046	365,824	0.1
1,681,087		Freddie Mac REMICS 4800 MZ, 4.000%, 06/15/2048	1,777,437	0.5
1,674,111		Freddie Mac REMICS 4879 ZA, 4.000%, 05/15/2049	1,763,992	0.5
283,691	(1)	Freddie Mac STACR 2019-HQA3 M2, 1.958%, (US0001M + 1.850%), 09/25/2049	285,156	0.1
224,436	(1)	Freddie Mac STACR REMIC Trust 2020-HQA1 M2, 2.008%, (US0001M + 1.900%), 01/25/2050	225,146	0.1
299,338	(1)	Freddie Mac STACR REMIC Trust 2020-HQA2 M2, 3.208%, (US0001M + 3.100%), 03/25/2050	303,357	0.1
75,485	(1)	Freddie Mac STACR REMIC Trust 2020-HQA3 M2, 3.708%, (US0001M + 3.600%), 07/25/2050	75,795	0.0
700,000	(1)	Freddie Mac STACR REMIC Trust 2021-HQA3 M2, 2.150%, (SOFR30A + 2.100%), 09/25/2041	692,264	0.2
1,000,000	(1)	Freddie Mac STACR REMIC Trust 2022-DNA1 M1B, 1.900%, (SOFR30A + 1.850%), 01/25/2042	1,000,447	0.3
303,360	(1)	Freddie Mac STACR Trust 2019-DNA3 M2, 2.158%, (US0001M + 2.050%), 07/25/2049	306,186	0.1
227,619	(2),(4)	Freddie Mac Strips 351 103, 4.000%, 01/15/2031	26,505	0.0
563,605	(2),(4)	Freddie Mac Strips 351 200, 3.500%, 02/15/2046	72,351	0.0
4,358,811	(4)	Freddie Mac Strips 351 C14, 3.500%, 02/15/2031	461,253	0.1
9,013,101	(4)	Freddie Mac Strips 351 C22, 3.500%, 02/15/2046	1,681,682	0.4
7,407,757	(4)	Freddie Mac Strips 351 C23, 4.000%, 02/15/2046	1,520,660	0.4
1,815,363	(2),(4)	Freddie Mac Strips 351 C30, 2.500%, 02/15/2031	111,690	0.0
2,208,850	(2),(4)	Freddie Mac Strips 351 C31, 3.000%, 02/15/2031	175,626	0.1
1,417,424	(2),(4)	Freddie Mac Strips 351 C32, 3.500%, 02/15/2031	151,611	0.0
4,011,597	(2),(4)	Freddie Mac Strips 351 C33, 4.000%, 02/15/2046	628,819	0.2
7,567,552	(2),(4)	Freddie Mac Strips 351 C34, 3.500%, 02/15/2046	1,112,359	0.3
56,483		Freddie Mac Structured Agency Credit Risk Debt Notes 2015-DNA2 M3, 4.008%, (US0001M + 3.900%), 12/25/2027	56,778	0.0
949,299		Freddie Mac Structured Agency Credit Risk Debt Notes 2016-DNA4 M3, 3.908%, (US0001M + 3.800%), 03/25/2029	982,598	0.3
534,473		Freddie Mac Structured Agency Credit Risk Debt Notes 2017-HQA2 M2, 2.758%, (US0001M + 2.650%), 12/25/2029	548,589	0.1
4,614	(2)	Freddie Mac Whole Loan Securities Trust 2016-SC02 M1, 3.665%, 10/25/2046	4,621	0.0
528,325	(1),(2)	Galton Funding Mortgage Trust 2018-2 A51, 4.500%, 10/25/2058	532,289	0.1
201,856		Ginnie Mae Series 2007-8 SP, 21.712%, (-3.242*US0001M + 22.048%), 03/20/2037	306,731	0.1

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2022 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
		United States: (continued)
16,265,318	(4)	Ginnie Mae Series 2009-106 CM, 6.494%, (-1.000*US0001M + 6.600%), 01/16/2034	$ 1,757,625	0.5
1,243,058	(4)	Ginnie Mae Series 2010-116 NS, 6.544%, (-1.000*US0001M + 6.650%), 09/16/2040	195,350	0.1
213,334	(4)	Ginnie Mae Series 2010-6 IA, 5.000%, 11/20/2039	15,939	0.0
1,335,179	(4)	Ginnie Mae Series 2011-116 BI, 4.000%, 08/16/2026	62,474	0.0
157,720	(4)	Ginnie Mae Series 2011-140 CI, 5.000%, 10/20/2040	3,379	0.0
1,090,344	(4)	Ginnie Mae Series 2013-115 NI, 4.500%, 01/16/2043	145,149	0.0
625,557	(4)	Ginnie Mae Series 2013-5 NI, 3.000%, 01/20/2028	33,667	0.0
12,008,320	(4)	Ginnie Mae Series 2015-10 IX, 4.500%, 01/20/2045	2,166,559	0.6
1,355,788	(4)	Ginnie Mae Series 2015-178 GI, 4.000%, 05/20/2044	107,578	0.0
4,788,696	(4)	Ginnie Mae Series 2016-161 CI, 5.500%, 11/20/2046	945,819	0.3
8,111,207	(4)	Ginnie Mae Series 2019-89 QI, 4.000%, 04/20/2046	1,132,447	0.3
257,213		GreenPoint Mortgage Funding Trust 2006-AR3 4A1, 0.528%, (US0001M + 0.210%), 04/25/2036	255,208	0.1
23,152	(1),(2)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ2 A1, 4.000%, 11/25/2049	23,160	0.0
26,551	(1),(2)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ3 A1, 3.500%, 03/25/2050	26,689	0.0
894,114	(1),(2)	GS Mortgage-Backed Securities Corp. Trust 2021-PJ3 A4, 2.500%, 08/25/2051	868,996	0.2
400,000	(1),(2)	GS Mortgage-Backed Securities Trust 2022-PJ1 A4, 2.500%, 05/28/2052	386,719	0.1
524,842	(1),(2)	JP Morgan Mortgage Trust 2019-8 A5, 3.500%, 03/25/2050	527,142	0.1
83,800	(1),(2)	JP Morgan Mortgage Trust 2019-INV3 A15, 3.500%, 05/25/2050	84,631	0.0
139,667	(1),(2)	JP Morgan Mortgage Trust 2019-INV3 A3, 3.500%, 05/25/2050	141,282	0.0
10,586	(1),(2)	JP Morgan Mortgage Trust 2019-LTV2 A18, 4.000%, 12/25/2049	10,622	0.0
51,619	(1),(2)	JP Morgan Mortgage Trust 2019-LTV3 A15, 3.500%, 03/25/2050	51,777	0.0
93,744	(1),(2)	JP Morgan Mortgage Trust 2020-5 A15, 3.000%, 12/25/2050	93,045	0.0
358,050	(1),(2)	Morgan Stanley Residential Mortgage Loan Trust 2021-2 A9, 2.500%, 05/25/2051	347,597	0.1
83,373	(1),(2)	OBX 2019-INV2 A25 Trust, 4.000%, 05/27/2049	83,763	0.0
238,246	(1),(2)	OBX 2020-INV1 A21 Trust, 3.500%, 12/25/2049	238,616	0.1
594,563	(1),(2)	RATE Mortgage Trust 2021-HB1 A31, 2.500%, 12/25/2051	575,129	0.2
996,679	(1),(2)	RCKT Mortgage Trust 2021-1 A1, 2.500%, 03/25/2051	976,675	0.3
5,254	(1),(2)	Sequoia Mortgage Trust 2016-3 A11, 3.000%, 11/25/2046	5,256	0.0
39,423	(1),(2)	Sequoia Mortgage Trust 2018-CH1 A19, 4.000%, 03/25/2048	39,730	0.0
300,000	(1),(2)	Sequoia Mortgage Trust 2020-4 A8, 2.500%, 11/25/2050	290,971	0.1
4,146	(2),(5)	Structured Asset Securities Corp. 2004-4XS 1A6, 5.050%, 02/25/2034	4,119	0.0
1,000,000	(1),(2)	Verus Securitization Trust 2021-1 M1, 1.968%, 01/25/2066	981,484	0.3
7,024,266	(2),(4)	WaMu Mortgage Pass-Through Certificates Series 2005-AR11 X, 1.772%, 08/25/2045	227,798	0.1
46,948	(2)	WaMu Mortgage Pass-Through Certificates Series 2006-AR12 1A1, 2.958%, 10/25/2036	47,320	0.0
152,874	(2)	WaMu Mortgage Pass-Through Certificates Series 2006-AR8 1A4, 2.848%, 08/25/2046	152,804	0.0
315,012	(2)	WaMu Mortgage Pass-Through Certificates Series 2007-HY2 1A1, 2.996%, 12/25/2036	315,395	0.1
426,326		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-11 A1, 5.750%, 01/25/2036	404,437	0.1
92,322		Wells Fargo Alternative Loan 2007-PA2 2A1, 0.538%, (US0001M + 0.430%), 06/25/2037	74,708	0.0

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2022 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
		United States: (continued)
424,566	(1),(2)	Wells Fargo Mortgage Backed Securities 2021-1 A17 Trust, 2.500%, 12/25/2050	$ 413,126	0.1
335,632	(1),(2)	WinWater Mortgage Loan Trust 2015-5 B4, 3.774%, 08/20/2045	330,529	0.1

	Total Collateralized Mortgage Obligations
	(Cost $49,101,684)		49,884,599	12.9

U.S. GOVERNMENT AGENCY OBLIGATIONS: 9.1%
		Federal Home Loan Mortgage Corporation: 0.2%(6)
555,992		3.500%,01/01/2048	584,612	0.2
65,975		4.000%,09/01/2045	70,895	0.0
57,494		4.000%,09/01/2045	61,882	0.0
98,854		4.000%,05/01/2046	106,378	0.0
			823,767	0.2

		Federal National Mortgage Association: 0.3%(6)
1,179,286		3.500%,03/01/2043	1,264,722	0.3

		Government National Mortgage Association: 3.1%
3,220,000	(7)	2.500%,02/15/2052	3,240,377	0.9
8,450,000	(7)	3.000%,02/15/2052	8,650,027	2.2
98,428		4.500%,08/20/2041	108,703	0.0
13,875		5.500%,03/20/2039	15,926	0.0
			12,015,033	3.1

		Uniform Mortgage-Backed Securities: 5.5%
10,039,000	(7)	2.000%,03/15/2052	9,765,628	2.5
55,041		2.500%,06/01/2030	56,552	0.0
38,561		2.500%,06/01/2030	39,619	0.0
24,696		2.500%,07/01/2030	25,374	0.0
6,439,000	(7)	2.500%,03/15/2052	6,412,561	1.7
133,459		3.500%,06/01/2034	140,660	0.1
2,700,000	(7)	3.500%,03/15/2052	2,805,680	0.7
62,361		4.000%,05/01/2045	67,108	0.0
1,122,030		4.000%,04/01/2049	1,200,488	0.3
162,267		4.500%,12/01/2040	178,056	0.1
85,520		4.500%,12/01/2040	93,583	0.0
170,944		5.000%,05/01/2041	192,002	0.1
105,970		5.000%,06/01/2041	118,864	0.0
			21,096,175	5.5

	Total U.S. Government Agency Obligations
	(Cost $35,116,244)		35,199,697	9.1

SOVEREIGN BONDS: 15.1%
		Argentina: 0.2%
1,471,588	(5)	Argentine Republic Government International Bond, 0.500% (Step Rate @ 0.750% on 0), 07/09/2030	500,355	0.2
172,561	(5)	Argentine Republic Government International Bond, 1.125% (Step Rate @ 1.500% on 0), 07/09/2035	53,452	0.0
95,041		Argentine Republic Government International Bond, 1.000%, 07/09/2029	33,749	0.0
			587,556	0.2

		Australia: 0.1%
AUD 837,000	(1)	Queensland Treasury Corp., 1.750%, 07/20/2034	543,915	0.1

		Canada: 0.2%
CAD 1,100,000		Canadian Government Bond, 2.000%, 12/01/2051	854,532	0.2

		China: 6.3%
CNY 50,420,000		China Government Bond, 2.850%, 06/04/2027	8,052,102	2.1
CNY 21,430,000		China Government Bond, 3.130%, 11/21/2029	3,460,090	0.9
CNY 29,170,000		China Government Bond, 3.250%, 06/06/2026	4,737,057	1.2
CNY 34,570,000		China Government Bond, 3.250%, 11/22/2028	5,630,344	1.5
CNY 1,110,000		China Government Bond, 3.290%, 05/23/2029	181,236	0.0
CNY 9,950,000		China Government Bond, 4.080%, 10/22/2048	1,762,880	0.4
CNY 4,500,000		China Government Bond, 2.690%, 08/12/2026	715,828	0.2
			24,539,537	6.3

		Colombia: 0.3%
600,000	(3)	Colombia Government International Bond, 3.000%, 01/30/2030	523,911	0.1
200,000		Colombia Government International Bond, 5.200%, 05/15/2049	172,748	0.0
COP 2,551,900,000		Colombian TES, 7.750%, 09/18/2030	602,365	0.2
			1,299,024	0.3

		Croatia: 0.1%
EUR 300,000		Croatia Government International Bond, 1.125%, 06/19/2029	336,304	0.1

		Dominican Republic: 0.3%
600,000	(1)	Dominican Republic International Bond, 4.500%, 01/30/2030	590,106	0.2
200,000	(1)	Dominican Republic International Bond, 4.875%, 09/23/2032	196,702	0.1

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2022 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
		Dominican Republic: (continued)
200,000	(1)	Dominican Republic International Bond, 5.300%, 01/21/2041	$ 190,500	0.0
			977,308	0.3

		Egypt: 0.5%
400,000	(1),(3)	Egypt Government International Bond, 5.875%, 02/16/2031	339,112	0.1
600,000		Egypt Government International Bond, 6.588%, 02/21/2028	566,818	0.2
325,000		Egypt Government International Bond, 7.500%, 01/31/2027	329,524	0.1
450,000	(1)	Egypt Government International Bond, 7.625%, 05/29/2032	405,681	0.1
200,000	(1)	Egypt Government International Bond, 8.750%, 09/30/2051	169,858	0.0
			1,810,993	0.5

		Germany: 0.0%
EUR 9,700		Bundesobligation, -0.650%, 04/14/2023	10,982	0.0
EUR 30,000		Bundesrepublik Deutschland Bundesanleihe, 0.320%, 08/15/2026	34,191	0.0
EUR 60,000		Bundesrepublik Deutschland Bundesanleihe, 0.500%, 02/15/2028	70,347	0.0
EUR 40,000		Bundesrepublik Deutschland Bundesanleihe, 1.000%, 08/15/2025	47,183	0.0
			162,703	0.0

		Ghana: 0.1%
450,000	(1)	Ghana Government International Bond, 6.375%, 02/11/2027	362,587	0.1

		Indonesia: 0.3%
IDR 13,833,000,000		Indonesia Treasury Bond, 8.375%, 04/15/2039	1,082,777	0.3
200,000		Perusahaan Penerbit SBSN Indonesia III, 4.450%, 02/20/2029	222,928	0.0
			1,305,705	0.3

		Italy: 0.5%
EUR 641,000	(1)	Italy Buoni Poliennali Del Tesoro, 3.850%, 09/01/2049	994,844	0.2
EUR 641,000	(1)	Italy Buoni Poliennali Del Tesoro, 5.000%, 08/01/2034	1,012,662	0.3
			2,007,506	0.5

		Ivory Coast: 0.2%
EUR 200,000	(1)	Ivory Coast Government International Bond, 4.875%, 01/30/2032	211,504	0.1
394,167	(2),(5)	Ivory Coast Government International Bond, 5.750%, 12/31/2032	394,104	0.1
			605,608	0.2

		Jordan: 0.1%
200,000	(1)	Jordan Government International Bond, 5.850%, 07/07/2030	198,269	0.1

		Kenya: 0.1%
250,000	(1)	Kenya Government International Bond, 7.000%, 05/22/2027	257,563	0.1

		Malaysia: 1.1%
MYR 18,342,000		Malaysia Government Bond, 3.828%, 07/05/2034	4,296,315	1.1

		Mexico: 0.1%
200,000	(3)	Mexico Government International Bond, 3.250%, 04/16/2030	199,386	0.1
200,000		Mexico Government International Bond, 3.750%, 04/19/2071	166,800	0.0
2,000		Mexico Government International Bond, 4.000%, 10/02/2023	2,089	0.0
			368,275	0.1

		Morocco: 0.1%
200,000	(1)	Morocco Government International Bond, 2.375%, 12/15/2027	190,250	0.0
200,000	(1)	Morocco Government International Bond, 3.000%, 12/15/2032	185,209	0.0
200,000		Morocco Government International Bond, 4.250%, 12/11/2022	204,658	0.1
			580,117	0.1

		Nigeria: 0.0%
200,000		Nigeria Government International Bond, 7.875%, 02/16/2032	195,250	0.0

		Oman: 0.1%
200,000		Oman Government International Bond, 6.000%, 08/01/2029	210,652	0.0
200,000	(1)	Oman Government International Bond, 7.375%, 10/28/2032	227,627	0.1
			438,279	0.1

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2022 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
		Panama: 0.1%
200,000		Panama Government International Bond, 3.298%, 01/19/2033	$ 199,739	0.0
200,000		Panama Government International Bond, 3.875%, 03/17/2028	210,800	0.1
			410,539	0.1

		Peru: 0.4%
PEN 4,000,000		Peru Government Bond, 6.350%, 08/12/2028	1,080,558	0.3
200,000		Peruvian Government International Bond, 1.862%, 12/01/2032	176,178	0.1
200,000		Peruvian Government International Bond, 2.780%, 12/01/2060	160,424	0.0
75,000		Peruvian Government International Bond, 5.625%, 11/18/2050	98,947	0.0
			1,516,107	0.4

		Portugal: 0.6%
EUR 1,664,000	(1)	Portugal Obrigacoes do Tesouro OT, 2.250%, 04/18/2034	2,178,226	0.6

		Romania: 0.5%
RON 5,510,000		Romania Government Bond, 3.250%, 04/29/2024	1,216,767	0.3
EUR 200,000	(1)	Romanian Government International Bond, 2.625%, 12/02/2040	187,337	0.1
480,000	(1)	Romanian Government International Bond, 3.000%, 02/14/2031	466,191	0.1
			1,870,295	0.5

		Russia: 0.3%
RUB 47,938,000		Russian Federal Bond - OFZ, 6.900%, 05/23/2029	542,466	0.1
200,000		Russian Foreign Bond - Eurobond, 4.375%, 03/21/2029	200,410	0.1
400,000	(1)	Russian Foreign Bond - Eurobond, 4.875%, 09/16/2023	416,084	0.1
			1,158,960	0.3

		Saudi Arabia: 0.2%
200,000	(1)	KSA Sukuk Ltd., 3.628%, 04/20/2027	211,941	0.1
400,000	(1)	Saudi Government International Bond, 2.250%, 02/02/2033	380,978	0.1
200,000	(1)	Saudi Government International Bond, 3.450%, 02/02/2061	190,952	0.0
			783,871	0.2

		South Africa: 0.3%
250,000		Republic of South Africa Government International Bond, 4.300%, 10/12/2028	250,437	0.1
900,000		Republic of South Africa Government International Bond, 4.850%, 09/30/2029	912,668	0.2
			1,163,105	0.3

		Spain: 0.8%
EUR 1,284,000	(1)	Spain Government Bond, 1.450%, 04/30/2029	1,550,403	0.4
EUR 1,092,000	(1)	Spain Government Bond, 2.700%, 10/31/2048	1,569,555	0.4
			3,119,958	0.8

		Sri Lanka: 0.0%
200,000	(1)	Sri Lanka Government International Bond, 6.825%, 07/18/2026	101,500	0.0

		Thailand: 0.4%
THB 41,793,000		Thailand Government Bond, 2.875%, 12/17/2028	1,344,777	0.4
THB 1,200,000		Thailand Government Bond, 0.750%, 06/17/2024	36,006	0.0
			1,380,783	0.4

		Turkey: 0.4%
800,000		Turkey Government International Bond, 4.875%, 10/09/2026	732,730	0.2
200,000		Turkey Government International Bond, 5.600%, 11/14/2024	197,593	0.1
461,000		Turkey Government International Bond, 7.375%, 02/05/2025	472,384	0.1
			1,402,707	0.4

		Ukraine: 0.4%
250,000		Ukraine Government International Bond, 7.253%, 03/15/2033	210,695	0.1
525,000		Ukraine Government International Bond, 7.375%, 09/25/2032	445,525	0.1
800,000		Ukraine Government International Bond, 7.750%, 09/01/2025	705,920	0.2
			1,362,140	0.4

		Uruguay: 0.0%
75,000		Uruguay Government International Bond, 4.375%, 10/27/2027	82,609	0.0

	Total Sovereign Bonds
	(Cost $58,416,393)		58,258,146	15.1

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2022 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: 10.8%
		United States: 10.8%
7,369,628	(2),(4)	BANK 2017-BNK5 XA, 1.043%, 06/15/2060	$ 285,899	0.1
967,852	(2),(4)	BANK 2019-BNK16 XA, 0.945%, 02/15/2052	52,360	0.0
280,000	(1)	Benchmark 2019-B9 D Mortgage Trust, 3.000%, 03/15/2052	254,242	0.1
1,424,041	(2),(4)	Benchmark 2019-B9 XA Mortgage Trust, 1.038%, 03/15/2052	87,383	0.0
300,000	(1)	Benchmark 2020-B18 AGNE Mortgage Trust, 3.759%, 07/15/2053	297,470	0.1
1,316,000	(1)	Benchmark 2020-B18 AGNF Mortgage Trust, 4.139%, 07/15/2053	1,296,784	0.3
10,407,821	(2),(4)	Benchmark 2020-B21 xa Mortgage Trust, 1.457%, 12/17/2053	1,039,592	0.3
6,458,421	(2),(4)	Benchmark 2021-B23 XA Mortgage Trust, 1.276%, 02/15/2054	566,100	0.1
1,888,000	(1)	BX Commercial Mortgage Trust 2021-IRON E, 2.456%, (US0001M + 2.350%), 02/15/2038	1,895,750	0.5
100,000	(1),(2)	BX Trust 2019-OC11 E, 4.076%, 12/09/2041	96,597	0.0
2,835,558	(2),(4)	CD 2016-CD1 Mortgage Trust XA, 1.388%, 08/10/2049	139,296	0.0
360,000	(1),(2)	Citigroup Commercial Mortgage Trust 2016-C2 E, 4.432%, 08/10/2049	291,484	0.1
8,581,000	(2),(4)	Citigroup Commercial Mortgage Trust 2016-C2 XB, 0.838%, 08/10/2049	306,780	0.1
3,409,407	(2),(4)	Citigroup Commercial Mortgage Trust 2017-C4 XA, 1.081%, 10/12/2050	144,221	0.0
15,273,162	(1),(2),(4)	COMM 2012-LTRT XA, 0.834%, 10/05/2030	22,302	0.0
200,000	(1),(2)	COMM 2013-CR10 E Mortgage Trust, 4.900%, 08/10/2046	194,124	0.1
300,000	(2)	COMM 2016-COR1 C, 4.333%, 10/10/2049	311,141	0.1
6,593,130	(2),(4)	COMM 2016-CR28 XA, 0.715%, 02/10/2049	143,386	0.0
150,000	(1),(2)	Credit Suisse Mortgage Capital Certificates 2020-NET C, 3.526%, 08/15/2037	152,561	0.0
350,000	(1)	CSAIL 2020-C19 E Commercial Mortgage Trust, 2.500%, 03/15/2053	300,604	0.1
1,600,000	(1)	CSWF 2021-SOP2 D, 2.423%, (US0001M + 2.317%), 06/15/2034	1,586,235	0.4
312,438	(1),(8)	DBUBS 2011-LC2A F Mortgage Trust, 3.752%, (US0001M + 3.650%), 07/10/2044	307,127	0.0
1,470,000	(1),(2)	DBUBS 2017-BRBK F Mortgage Trust, 3.530%, 10/10/2034	1,427,149	0.4
910,000	(1),(2)	Del Amo Fashion Center Trust 2017-AMO C, 3.636%, 06/05/2035	833,653	0.2
530,000	(1),(2)	DBJPM 16-C3 Mortgage Trust, 3.484%, 08/10/2049	444,086	0.1
99,388	(1)	Extended Stay America Trust 2021-ESH F, 3.807%, (US0001M + 3.700%), 07/15/2038	99,711	0.0
170,000	(1),(2)	Fontainebleau Miami Beach Trust 2019-FBLU F, 3.963%, 12/10/2036	166,380	0.0
3,527,445		Freddie Mac Multifamily 2021-ML08-X-US Certificates Sustainability Bonds, 1.846%, 07/25/2037	630,454	0.2
9,775,832	(2),(4)	Freddie Mac Multifamily Structured Pass Through Certificates K118 X1, 0.960%, 09/25/2030	684,210	0.2
7,098,640	(2),(4)	Freddie Mac Multifamily Structured Pass Through Certificates K122 X1, 0.883%, 11/25/2030	464,783	0.1
26,191,193	(2),(4)	Freddie Mac Multifamily Structured Pass Through Certificates K151 X1, 0.393%, 04/25/2030	660,296	0.2
3,595,296	(2),(4)	Freddie Mac Multifamily Structured Pass Through Certificates K-1517 X1, 1.331%, 07/25/2035	497,695	0.1
5,564,685	(2),(4)	Freddie Mac Multifamily Structured Pass Through Certificates K-1518 X1, 0.871%, 10/25/2035	489,481	0.1
1,105,000	(1),(9)	FREMF 2016-K60 D Mortgage Trust, 0.000%, 12/25/2049	814,804	0.2
4,000,000	(1),(9)	FREMF 2019-KG01 C Mortgage Trust, 0.000%, 05/25/2029	2,452,825	0.6
51,026,729	(1),(4)	FREMF 2019-KG01 X2A Mortgage Trust, 0.100%, 04/25/2029	213,103	0.1
5,680,000	(1),(4)	FREMF 2019-KG01 X2B Mortgage Trust, 0.100%, 05/25/2029	29,323	0.0
4,114,640	(1),(8)	GAM 2021-WF1 A LLC, 5.250%, 12/30/2026	4,114,640	1.1
436,000	(1)	MF1 Multifamily Housing Mortgage Loan Trust 2021-FL5 D, 2.664%, (SOFR30A + 2.500%), 07/15/2036	432,007	0.1
557,000	(1)	GAM Resecuritization Trust 2022-FRR3 BK47, 2.038%, 01/29/2052	490,707	0.1

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2022 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
		United States: (continued)
379,000	(1)	GAM Resecuritization Trust 2022-FRR3 BK61, 0.000%, 01/29/2052	$ 309,252	0.1
413,000	(1)	GAM Resecuritization Trust 2022-FRR3 BK89, 0.000%, 01/29/2052	298,508	0.1
215,000	(1)	GAM Resecuritization Trust 2022-FRR3 C728, 0.000%, 01/29/2052	193,755	0.1
220,000	(1)	GAM Resecuritization Trust 2022-FRR3 CK47, 0.000%, 01/29/2052	192,468	0.1
266,000	(1)	GAM Resecuritization Trust 2022-FRR3 CK61, 0.000%, 01/29/2052	206,901	0.1
186,000	(1)	GAM Resecuritization Trust 2022-FRR3 CK71, 1.411%, 01/29/2052	149,564	0.0
216,000	(1)	GAM Resecuritization Trust 2022-FRR3 CK89, 0.000%, 01/29/2052	148,069	0.0
215,000	(1)	GAM Resecuritization Trust 2022-FRR3 D728, 0.000%, 01/29/2052	188,313	0.1
291,000	(1)	GAM Resecuritization Trust 2022-FRR3 DK27, 0.000%, 01/29/2052	291,000	0.1
173,000	(1)	GAM Resecuritization Trust 2022-FRR3 DK41, 0.000%, 01/29/2052	154,308	0.0
220,000	(1)	GAM Resecuritization Trust 2022-FRR3 DK47, 0.000%, 01/29/2052	187,841	0.0
72,000	(1)	GAM Resecuritization Trust 2022-FRR3 EK27, 0.000%, 01/29/2052	69,015	0.0
116,000	(1)	GAM Resecuritization Trust 2022-FRR3 EK41, 0.000%, 01/29/2052	101,630	0.0
1,760,000	(1),(2)	GS Mortgage Securities Corp. Trust 2017-SLP E, 4.591%, 10/10/2032	1,746,938	0.5
220,000	(1)	GS Mortgage Securities Trust 2013-GC16 G, 3.500%, 11/10/2046	135,353	0.0
4,132,262	(2),(4)	GS Mortgage Securities Trust 2013-GC16 XA, 1.008%, 11/10/2046	58,151	0.0
7,597,642	(2),(4)	GS Mortgage Securities Trust 2017-GS6 XA, 1.019%, 05/10/2050	364,580	0.1
600,000	(1),(2)	GS Mortgage Securities Trust 2019-GC40 DBD, 3.550%, 07/10/2052	595,485	0.2
460,000	(1),(2)	GS Mortgage Securities Trust 2019-GC40 DBE, 3.550%, 07/10/2052	448,105	0.1
540,000	(1),(2)	GS Mortgage Securities Trust 2020-GC45 SWC, 3.219%, 12/13/2039	514,907	0.1
1,150,000	(1),(2)	JP Morgan Chase Commercial Mortgage Securities Corp. 2018-AON D, 4.613%, 07/05/2031	1,174,075	0.3
200,000	(1),(2)	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C4 G, 3.873%, 07/15/2046	191,163	0.1
2,120,000	(1),(2)	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C5 E, 4.000%, 08/15/2046	1,747,813	0.5
3,310,029	(2),(4)	JP Morgan Chase Commercial Mortgage Securities Trust 2012-CIBX XA, 0.829%, 06/15/2045	2,482	0.0
420,000	(1),(2)	JP Morgan Chase Commercial Mortgage Securities Trust 2020-LOOP E, 3.862%, 12/05/2038	391,346	0.1
240,000	(1),(2)	LSTAR Commercial Mortgage Trust 2015-3 D, 3.165%, 04/20/2048	236,671	0.1
4,005,414	(1),(2),(4)	LSTAR Commercial Mortgage Trust 2017-5 X, 0.856%, 03/10/2050	96,733	0.0
900,000	(1)	MHC Commercial Mortgage Trust 2021-MHC F, 2.707%, (US0001M + 2.601%), 04/15/2038	896,067	0.2
1,320,000	(1),(2)	Morgan Stanley Bank of America Merrill Lynch Trust 2012-C6 E, 4.602%, 11/15/2045	1,246,471	0.3
21,550,000	(1),(2),(4)	Morgan Stanley Bank of America Merrill Lynch Trust 2014 C19 XB, 0.433%, 12/15/2047	268,041	0.1
250,000	(1)	MRCD 2019-PARK E Mortgage Trust, 2.718%, 12/15/2036	241,042	0.1
200,000	(1),(2)	UBS-Barclays Commercial Mortgage Trust 2012-C4 D, 4.460%, 12/10/2045	182,449	0.0
340,000	(1),(2)	UBS-Barclays Commercial Mortgage Trust 2012-C4 E, 4.460%, 12/10/2045	245,681	0.1
5,172,646	(2),(4)	Wells Fargo Commercial Mortgage Trust 2020-C55 XA, 1.305%, 02/15/2053	432,355	0.1
1,360,000	(1),(2)	West Town Mall Trust 2017-KNOX E, 4.346%, 07/05/2030	1,331,922	0.3
630,000	(1),(2)	WFRBS Commercial Mortgage Trust 2013-C11 F, 4.239%, 03/15/2045	532,522	0.1

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2022 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
		United States: (continued)
330,000	(1),(2)	WFRBS Commercial Mortgage Trust 2013-C14 D, 3.959%, 06/15/2046	$ 277,044	0.1
4,530,484	(2),(4)	WFRBS Commercial Mortgage Trust 2013-UBS1 XA, 0.944%, 03/15/2046	62,390	0.0
13,715,100	(2),(4)	WFRBS Commercial Mortgage Trust 2014-C19 XA, 1.004%, 03/15/2047	204,819	0.1
300,000	(1)	WFRBS Commercial Mortgage Trust 2014-C21 D, 3.497%, 08/15/2047	270,906	0.1
730,000	(2)	WFRBS Commercial Mortgage Trust 2014-LC14 C, 4.344%, 03/15/2047	747,359	0.2

	Total Commercial Mortgage-Backed Securities
	(Cost $42,627,305)		41,850,239	10.8

U.S. TREASURY OBLIGATIONS: 4.9%
		U.S. Treasury Bonds: 1.3%
2,230,800		1.375%,11/15/2031	2,149,759	0.6
3,600		1.625%,11/15/2050	3,214	0.0
137,000		2.000%,11/15/2041	133,211	0.0
2,734,100		2.000%,08/15/2051	2,667,884	0.7
			4,954,068	1.3

		U.S. Treasury Notes: 3.6%
3,565,000		0.125%,05/31/2023	3,526,008	0.9
771,000		0.250%,06/15/2024	752,719	0.2
322,400		0.500%,11/30/2023	318,660	0.1
3,392,800		0.875%,01/31/2024	3,372,523	0.9
219,700		1.125%,02/15/2031	208,123	0.0
244,700		1.250%,11/30/2026	240,704	0.1
1,027,800		1.250%,09/30/2028	995,721	0.2
2,748,000		1.500%,01/31/2027	2,733,830	0.7
408,600		1.500%,11/30/2028	402,184	0.1
1,384,000		1.750%,01/31/2029	1,384,757	0.4
			13,935,229	3.6
	Total U.S. Treasury Obligations
	(Cost $19,096,078)		18,889,297	4.9

ASSET-BACKED SECURITIES: 10.1%
		United States: 10.1%
1,650,000	(1)	AGL CLO 11 Ltd. 2021-11A AJ, 1.591%, (US0003M + 1.350%), 04/15/2034	1,651,589	0.4
250,000	(1)	AIG CLO 2021-1A C, 2.009%, (US0003M + 1.750%), 04/22/2034	244,393	0.1
1,550,000	(1)	Allegro CLO IV Ltd. 2016-1A CR2, 2.241%, (US0003M + 2.000%), 01/15/2030	1,550,312	0.4
500,000	(1)	AMMC CLO 16 Ltd. 2015-16A CR2, 2.188%, (US0003M + 1.950%), 04/14/2029	496,917	0.1
400,000	(1)	Apidos CLO XXIV 2016-24A BRR, 2.304%, (US0003M + 2.050%), 10/20/2030	399,648	0.1
300,000	(1)	Ares XXVIIIR CLO Ltd. 2018-28RA A2, 1.641%, (US0003M + 1.400%), 10/17/2030	300,153	0.1
750,000	(1)	Barings Clo Ltd. 2019-4A C, 3.041%, (US0003M + 2.800%), 01/15/2033	750,793	0.2
1,190,000	(1)	BDS 2020-FL5 C Ltd., 2.214%, (SOFR30A + 2.050%), 02/16/2037	1,190,272	0.3
100,000	(1)	BDS 2021-FL9 B Ltd., 1.803%, (US0001M + 1.700%), 11/16/2038	99,607	0.0
510,000	(1)	Benefit Street Partners CLO X Ltd. 2016-10A BRR, 2.404%, (US0003M + 2.150%), 04/20/2034	509,623	0.1
500,000	(1)	BlueMountain CLO 2013-2A CR, 2.209%, (US0003M + 1.950%), 10/22/2030	496,794	0.1
250,000	(1)	BlueMountain CLO Ltd. 2021-28A C, 2.241%, (US0003M + 2.000%), 04/15/2034	249,087	0.1
500,000	(1)	BlueMountain CLO XXXI Ltd. 2021-31A A2, 1.648%, (US0003M + 1.400%), 04/19/2034	500,483	0.1
850,000	(1)	BlueMountain Fuji US Clo I Ltd. 2017-1A CR, 2.504%, (US0003M + 2.250%), 07/20/2029	850,033	0.2
2,000,000	(1)	Carlyle Global Market Strategies CLO 2016-1 Ltd. 2016-1A A1R2, 1.394%, (US0003M + 1.140%), 04/20/2034	1,997,870	0.5
300,000	(1)	Carlyle US Clo 2017-2A A2R Ltd., 1.854%, (US0003M + 1.600%), 07/20/2031	300,038	0.1
700,000	(1)	Carlyle US Clo 2017-2A CR Ltd., 1.654%, (US0003M + 1.400%), 07/20/2031	700,090	0.2
450,000	(1)	Cedar Funding VIII Clo Ltd. 2017-8A A2R, 1.691%, (US0003M + 1.450%), 10/17/2034	450,227	0.1
750,000	(1)	CIFC Funding 2013-IA BR Ltd., 2.641%, (US0003M + 2.400%), 07/16/2030	750,555	0.2
865,000	(1)	CIFC Funding 2015-4A BR2 Ltd., 2.154%, (US0003M + 1.900%), 04/20/2034	859,193	0.2
800,000	(1)	CIFC Funding 2020-2A AR Ltd., 1.424%, (US0003M + 1.170%), 10/20/2034	801,227	0.2

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2022 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		United States: (continued)
387,864	(2),(5)	Citigroup Mortgage Loan Trust 2006-WF1 A2E, 4.849%, 03/25/2036	$ 229,612	0.1
600,000	(1)	Clear Creek CLO 2015-1A CR, 2.204%, (US0003M + 1.950%), 10/20/2030	600,024	0.2
1,000,000	(1)	Dryden 49 Senior Loan Fund 2017-49A CR, 2.291%, (US0003M + 2.050%), 07/18/2030	1,001,168	0.3
500,000	(1)	Elmwood CLO IX Ltd. 2021-2A A, 1.384%, (US0003M + 1.130%), 07/20/2034	500,292	0.1
1,000,000	(1)	Galaxy XV CLO Ltd. 2013-15A CRR, 2.091%, (US0003M + 1.850%), 10/15/2030	1,000,099	0.3
600,000	(1)	Galaxy XXI CLO Ltd. 2015-21A CR, 2.004%, (US0003M + 1.750%), 04/20/2031	593,490	0.1
250,000	(1)	Kayne CLO 10 Ltd. 2021-10A C, 2.009%, (US0003M + 1.750%), 04/23/2034	245,755	0.1
400,000	(1)	LCM XXIV Ltd. 24A CR, 2.154%, (US0003M + 1.900%), 03/20/2030	399,814	0.1
500,000	(1)	Madison Park Funding XXXI Ltd. 2018-31A C, 2.409%, (US0003M + 2.150%), 01/23/2031	500,184	0.1
550,000	(1)	Marble Point CLO XIV Ltd. 2018-2A A1R, 1.534%, (US0003M + 1.280%), 01/20/2032	550,952	0.1
300,000	(1),(2)	Mill City Mortgage Loan Trust 2017-1 M2, 3.250%, 11/25/2058	306,654	0.1
300,000	(1),(2)	Mill City Mortgage Loan Trust 2017-2 M2, 3.250%, 07/25/2059	306,363	0.1
1,100,000	(1)	Neuberger Berman Loan Advisers CLO 30 Ltd. 2018-30A CR, 2.004%, (US0003M + 1.750%), 01/20/2031	1,095,559	0.3
600,000	(1)	Neuberger Berman Loan Advisers Clo 40 Ltd. 2021-40A C, 1.991%, (US0003M + 1.750%), 04/16/2033	600,100	0.2
250,000	(1)	Oak Hill Credit Partners 2021-8A C, 2.141%, (US0003M + 1.900%), 01/18/2034	248,573	0.1
750,000	(1)	Oaktree CLO Ltd. 2021-1A A1, 1.401%, (US0003M + 1.160%), 07/15/2034	750,434	0.2
1,000,000	(1)	OCP CLO 2014-5 A BR Ltd., 2.067%, (US0003M + 1.800%), 04/26/2031	994,025	0.3
450,000	(1)	Octagon Investment Partners 30 Ltd. 2017-1A BR, 2.204%, (US0003M + 1.950%), 03/17/2030	449,378	0.1
900,000	(1)	Octagon Investment Partners XIV Ltd. 2012-1A BRR, 2.341%, (US0003M + 2.100%), 07/15/2029	891,600	0.2
1,000,000	(1)	Octagon Investment Partners XXI Ltd. 2014-1A BR3, 1.906%, (US0003M + 1.750%), 02/14/2031	997,651	0.3
1,000,000	(1)	OHA Credit Partners VII Ltd. 2012-7A CR3, 1.960%, (US0003M + 1.800%), 02/20/2034	986,174	0.2
1,000,000	(1)	Palmer Square CLO 2015-1A BR4 Ltd., 2.010%, (US0003M + 1.850%), 05/21/2034	992,103	0.3
3,000,000	(1)	Palmer Square CLO Ltd. 2021-2A A, 1.391%, (US0003M + 1.150%), 07/15/2034	3,001,737	0.8
1,000,000	(1)	Recette Clo Ltd. 2015-1A CRR, 2.004%, (US0003M + 1.750%), 04/20/2034	977,753	0.2
450,000	(1)	Riserva Clo Ltd. 2016-3A ARR, 1.301%, (US0003M + 1.060%), 01/18/2034	447,925	0.1
650,000	(1)	Shackleton 2019-15A CR CLO Ltd., 2.391%, (US0003M + 2.150%), 01/15/2032	648,889	0.2
900,000	(1)	Sound Point Clo XIV Ltd. 2016-3A CR, 2.309%, (US0003M + 2.050%), 01/23/2029	898,920	0.2
1,000,000	(1)	Sound Point Clo XV Ltd. 2017-1A CR, 2.309%, (US0003M + 2.050%), 01/23/2029	998,980	0.3
300,000	(1)	Symphony CLO XXVI Ltd. 2021-26A CR, 2.254%, (US0003M + 2.000%), 04/20/2033	298,417	0.1
350,000	(1)	TCI-Flatiron Clo 2018-1A CR Ltd., 1.879%, (US0003M + 1.750%), 01/29/2032	350,042	0.1
450,000	(1)	TCW CLO 2021-1A C Ltd., 2.154%, (US0003M + 1.900%), 03/18/2034	447,334	0.1
500,000	(1)	THL Credit Wind River 2016-1A CR CLO Ltd., 2.339%, (US0003M + 2.100%), 07/15/2028	500,131	0.1
600,000	(1)	Venture XXVII CLO Ltd. 2017-27A CR, 2.554%, (US0003M + 2.300%), 07/20/2030	598,895	0.1

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2022 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		United States: (continued)
550,000	(1)	Wellman Park CLO Ltd. 2021-1A A, 1.341%, (US0003M + 1.100%), 07/15/2034	$ 550,159	0.1

	Total Asset-Backed Securities
	(Cost $39,128,524)		39,108,090	10.1

PURCHASED OPTIONS (10): 0.1%
	Total Purchased Options
	(Cost $281,559)		361,874	0.1

	Total Long-Term Investments
	(Cost $393,652,937)		391,127,065	101.2

SHORT-TERM INVESTMENTS: 7.0%
		Commercial Paper: 3.0%
3,000,000		American Electric Power Co., 0.210%, 02/14/2022	2,999,762	0.8
2,000,000		AT&T, Inc., 0.350%, 04/12/2022	1,998,624	0.5
3,500,000		Duke Energy Corp., 0.160%, 02/10/2022	3,499,849	0.9
3,000,000		Waste Management, Inc., 0.260%, 03/03/2022	2,999,349	0.8

	Total Commercial Paper
	(Cost $11,497,280)		11,497,584	3.0

		Repurchase Agreements: 0.9%
1,000,000	(11)	Bank of America Inc., Repurchase Agreement dated 01/31/22, 0.04%, due 02/01/22 (Repurchase Amount $1,000,001, collateralized by various U.S. Government Agency Obligations, 1.500%-4.500%, Market Value plus accrued interest $1,020,000, due 11/01/36-02/01/52)	1,000,000	0.2
291,197	(11)	Citigroup, Inc., Repurchase Agreement dated 01/31/22, 0.05%, due 02/01/22 (Repurchase Amount $291,197, collateralized by various U.S. Government Securities, 0.000%-6.000%, Market Value plus accrued interest $297,003, due 01/15/23-05/15/44)	291,197	0.1
1,000,000	(11)	Daiwa Capital Markets, Repurchase Agreement dated 01/31/22, 0.05%, due 02/01/22 (Repurchase Amount $1,000,001, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $1,020,000, due 02/17/22-02/01/52)	1,000,000	0.3
1,000,000	(11)	RBC Dominion Securities Inc., Repurchase Agreement dated 01/31/22, 0.05%, due 02/01/22 (Repurchase Amount $1,000,001, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.000%, Market Value plus accrued interest $1,020,000, due 08/01/24-11/20/51)	1,000,000	0.3

	Total Repurchase Agreements
	(Cost $3,291,197)		3,291,197	0.9

		Mutual Funds: 3.1%
12,158,000	(12)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.030%
		(Cost $12,158,000)	12,158,000	3.1

	Total Short-Term Investments
	(Cost $26,946,477)		26,946,781	7.0

	Total Investments in Securities (Cost $420,599,414)		$ 418,073,846	108.2
	Liabilities in Excess of Other Assets		(31,561,242)	(8.2)
	Net Assets		$ 386,512,604	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Variable rate security. Rate shown is the rate in effect as of January 31, 2022.
(3)	Security, or a portion of the security, is on loan.
(4)	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2022 (Unaudited) (Continued)

(5)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rates shown reflect the current and next coupon rate as of January 31, 2022.
(6)	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
(7)	Represents or includes a TBA transaction.
(8)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(9)	Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.
(10)	The tables within the Portfolio of Investments detail open purchased options which are non-income producing securities.
(11)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(12)	Rate shown is the 7-day yield as of January 31, 2022.

Currency Abbreviations:
AUD	Australian Dollar
CAD	Canadian Dollar
CNY	Chinese Yuan
COP	Colombian Peso
EUR	EU Euro
IDR	Indonesian Rupiah
MYR	Malaysian Ringgit
PEN	Peruvian Nuevo Sol
RON	Romanian New Leu
RUB	Russian Ruble
THB	Thai Baht

Reference Rate Abbreviations:
SOFR30A	30-day Secured Overnight Financing Rate
US0001M	1-month LIBOR
US0003M	3-month LIBOR

Sector Diversification	Percentage of Net Assets
Sovereign Bonds	15.1%
Collateralized Mortgage Obligations	12.9
Commercial Mortgage-Backed Securities	10.8
Financial	10.4
Other Asset-Backed Securities	10.1
Consumer, Non-cyclical	6.5
Uniform Mortgage-Backed Securities	5.5
Energy	5.1
U.S. Treasury Obligations	4.9
Communications	3.8
U.S. Government Agency Obligations	3.6
Utilities	3.0
Basic Materials	2.6
Consumer, Cyclical	2.6
Industrial	2.6
Technology	1.6%
Purchased Options	0.1
Asset-Backed Securities	0.0
Short-Term Investments	7.0
Liabilities in Excess of Other Assets	(8.2)
Net Assets	100.0%

Portfolio holdings are subject to change daily.

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2022 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of January 31, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at January 31, 2022
Asset Table
Investments, at fair value
Purchased Options	$–	$361,874	$–	$361,874
Corporate Bonds/Notes	–	147,575,123	–	147,575,123
Collateralized Mortgage Obligations	–	49,884,599	–	49,884,599
Asset-Backed Securities	–	39,108,090	–	39,108,090
U.S. Government Agency Obligations	–	35,199,697	–	35,199,697
Sovereign Bonds	–	58,258,146	–	58,258,146
Commercial Mortgage-Backed Securities	–	37,428,472	4,421,767	41,850,239
U.S. Treasury Obligations	–	18,889,297	–	18,889,297
Short-Term Investments	12,158,000	14,788,781	–	26,946,781
Total Investments, at fair value	$12,158,000	$401,494,079	$4,421,767	$418,073,846
Other Financial Instruments+
Centrally Cleared Swaps	–	620,896	–	620,896
Forward Foreign Currency Contracts	–	2,509,973	–	2,509,973
Futures	800,577	–	–	800,577
OTC Swaps	–	13,488	–	13,488
Volatility Swaps	–	15,493	–	15,493
Total Assets	$12,958,577	$404,653,929	$4,421,767	$422,034,273
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$–	$(2,052,761)	$–	$(2,052,761)
Forward Foreign Currency Contracts	–	(4,641,854)	–	(4,641,854)
Futures	(1,692,243)	–	–	(1,692,243)
OTC Swaps	–	(1,094,320)	–	(1,094,320)
Written Options	–	(196,166)	–	(196,166)
Total Liabilities	$(1,692,243)	$(7,985,101)	$–	$(9,677,344)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at January 31, 2022:

Investments, at fair value	Fair Value at January 31, 2022	Valuation Technique(s)*	Significant Unobservable Input(s)	Value or Range of Input(s)	Weighted Average of Inputs**	Impact to Valuation from an Increase in Input***
Commercial Mortgage-Backed Securities	$4,114,640	Market Approach	Recent Comparable Transaction Price(s)	$93.425-$100.00	$93.425-$100.00	Increase
Commercial Mortgage-Backed Securities	307,127	n/a****	n/a****	n/a****	n/a****	n/a****
	$4,421,767

* Valuation techniques may change in order to reflect management’s judgment of current market participant assumptions.

** Unobservable inputs were weighted by the relative fair value of the instruments.

*** Represents the directional change in the fair value of the Level 3 investment(s) that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in signficantly higher or lower fair value measurements.

**** Security is fair valued based on a single quotation obtained from a broker. The Portfolio does not have access to the unobservable inputs and therefore cannot disclose such inputs used in formulating such quotation.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio's assets and liabilities during the period ended January 31, 2022:

Commercial Mortgage-Backed Securities
Assets:
Beginning balance at October 31, 2021	$399,456
Purchases	4,114,640
Sales	(180,717)
Total realized gain (loss)	1,511
Net change in unrealized appreciation (depreciation)*****	86,877
Transfers into Level 3	-
Transfers out of Level 3	-
Ending balance at January 31, 2022	$4,421,767
Net change in unrealized appreciation (depreciation) on Level 3 securities still held as of January 31, 2022*****	$86,877

***** Any difference between net change in unrealized apprecation (depreciation) and net change in unrealized appreciation (depreciation) on Level 3 securities still held at January 31, 2022 may be due to securities no longer held or categorized as Level 3 at period end.

At January 31, 2022, the following forward foreign currency contracts were outstanding for Voya Global Bond Fund:
Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
KRW 5,640,722,848	USD 4,732,190	Bank of America N.A.	03/11/22	$(58,146)
CLP 153,647,743	USD 181,285	Barclays Bank PLC	02/04/22	10,554
USD 3,135,293	MYR 13,138,758	Barclays Bank PLC	03/11/22	(7,051)
USD 1,021,876	MXN 21,106,560	BNP Paribas	02/04/22	(4,975)
EUR 4,221,171	USD 4,710,045	BNP Paribas	02/25/22	34,249
CAD 3,257,784	USD 2,575,128	BNP Paribas	02/25/22	(12,287)
JPY 360,463,163	USD 3,129,738	BNP Paribas	02/25/22	3,054
CHF 5,909,227	USD 6,354,212	BNP Paribas	02/25/22	26,282
USD 2,392,361	CHF 2,226,176	BNP Paribas	02/25/22	(11,355)
USD 4,961,674	NZD 7,548,110	BNP Paribas	02/25/22	(3,369)
USD 2,615,015	GBP 1,936,690	BNP Paribas	02/25/22	10,738
USD 3,836,896	NOK 34,125,821	BNP Paribas	02/25/22	(21,755)
AUD 5,939,126	USD 4,236,879	BNP Paribas	02/25/22	(37,309)
USD 4,240,312	AUD 5,888,448	BNP Paribas	02/25/22	76,578
CHF 1,768,035	USD 1,911,572	BNP Paribas	02/25/22	9,017
USD 4,254,145	AUD 5,941,107	BNP Paribas	02/25/22	53,175
SEK 96,155,130	USD 10,700,812	BNP Paribas	02/25/22	(387,160)
USD 6,738,091	GBP 4,916,747	BNP Paribas	02/25/22	126,515
GBP 3,906,540	USD 5,267,330	BNP Paribas	02/25/22	(14,185)
NOK 15,019,165	USD 1,688,780	BNP Paribas	02/25/22	(751)

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2022 (Unaudited) (Continued)

AUD 4,908,038	USD 3,546,539	BNP Paribas	02/25/22	$(76,055)
EUR 649,308	USD 735,227	BNP Paribas	02/25/22	(5,451)
SEK 51,130,005	USD 5,549,801	BNP Paribas	02/25/22	(65,568)
USD 6,626,966	CAD 8,291,063	BNP Paribas	02/25/22	104,535
EUR 5,701,485	USD 6,477,484	BNP Paribas	02/25/22	(69,425)
JPY 1,307,664,770	USD 11,425,580	BNP Paribas	02/25/22	(60,640)
NZD 6,887,507	USD 4,662,152	BNP Paribas	02/25/22	(131,645)
USD 1,959,763	EUR 1,729,543	BNP Paribas	02/25/22	15,880
JPY 1,297,888,097	USD 11,385,523	BNP Paribas	02/25/22	(105,551)
AUD 5,835,176	USD 4,253,136	BNP Paribas	02/25/22	(127,070)
CHF 2,195,708	USD 2,397,035	BNP Paribas	02/25/22	(26,217)
USD 7,624,790	JPY 872,831,706	BNP Paribas	02/25/22	38,993
ILS 1,073,195	USD 345,508	BNP Paribas	03/11/22	(6,234)
USD 300,889	RUB 23,287,755	BNP Paribas	03/11/22	2,792
MXN 21,106,560	USD 1,014,633	BNP Paribas	03/18/22	5,162
USD 51,526	JPY 5,880,283	Brown Brothers Harriman & Co.	02/25/22	420
USD 48,699	JPY 5,543,624	Brown Brothers Harriman & Co.	02/25/22	519
USD 857,633	PEN 3,496,141	Citibank N.A.	02/04/22	(50,166)
USD 191,762	CLP 153,647,743	Citibank N.A.	02/04/22	468
EUR 2,179,271	USD 2,429,779	Citibank N.A.	02/25/22	19,565
USD 1,436,864	GBP 1,068,493	Citibank N.A.	02/25/22	(7,802)
USD 1,091,269	NOK 9,502,919	Citibank N.A.	02/25/22	23,220
PLN 2,478,659	USD 622,691	Citibank N.A.	03/11/22	(16,809)
IDR 4,978,638,523	USD 346,244	Citibank N.A.	03/11/22	230
CLP 153,647,743	USD 190,578	Citibank N.A.	03/18/22	(336)
DKK 4,946,164	USD 758,684	Deutsche Bank AG	02/25/22	(11,540)
MXN 21,106,560	USD 999,114	Goldman Sachs International	02/04/22	23,774
USD 731,440	COP 2,859,724,415	Goldman Sachs International	02/04/22	7,217
PEN 3,496,141	USD 911,007	Goldman Sachs International	02/04/22	(11,046)
COP 2,859,724,415	USD 724,678	Goldman Sachs International	02/04/22	3,734
GBP 25,696,436	USD 35,131,782	Goldman Sachs International	02/25/22	(577,647)
USD 6,351,135	GBP 4,662,222	Goldman Sachs International	02/25/22	81,820
USD 1,521,418	GBP 1,131,244	Goldman Sachs International	02/25/22	228
NZD 1,689,163	USD 1,130,031	Goldman Sachs International	02/25/22	(18,922)
USD 7,299,883	SEK 65,931,960	Goldman Sachs International	02/25/22	227,985
AUD 7,230,902	USD 5,197,175	Goldman Sachs International	02/25/22	(84,188)
USD 5,468,485	CHF 4,991,633	Goldman Sachs International	02/25/22	78,763
SEK 63,880,255	USD 7,158,380	Goldman Sachs International	02/25/22	(306,549)
USD 581,673	EUR 517,237	Goldman Sachs International	02/25/22	337
USD 1,711,563	NOK 15,404,057	Goldman Sachs International	02/25/22	(19,725)
NZD 3,501,955	USD 2,326,386	Goldman Sachs International	02/25/22	(22,849)
USD 4,084,356	AUD 5,679,974	Goldman Sachs International	02/25/22	68,033
USD 8,017,672	EUR 6,989,555	Goldman Sachs International	02/25/22	161,915
AUD 7,324	USD 5,249	Goldman Sachs International	02/25/22	(71)
HUF 53,585,311	USD 170,871	Goldman Sachs International	03/11/22	(2,144)
SGD 804,588	USD 596,491	Goldman Sachs International	03/11/22	(1,008)
USD 801,436	RON 3,479,159	Goldman Sachs International	03/11/22	13,024
USD 908,256	PEN 3,496,141	Goldman Sachs International	03/18/22	10,935
USD 721,136	COP 2,859,724,415	Goldman Sachs International	03/18/22	(3,646)
HKD 547,037	USD 70,248	HSBC Bank USA N.A.	03/11/22	(88)
PHP 19,970	USD 386	HSBC Bank USA N.A.	03/11/22	4
JPY 84,374,189	USD 733,147	JPMorgan Chase Bank N.A.	02/25/22	150
USD 8,407,952	EUR 7,422,302	Morgan Stanley Capital Services LLC	02/25/22	65,818
USD 8,944,934	JPY 1,025,017,830	Morgan Stanley Capital Services LLC	02/25/22	36,483
EUR 1,584,996	USD 1,781,905	Morgan Stanley Capital Services LLC	02/25/22	4,951
USD 6,239,281	SEK 57,882,898	Morgan Stanley Capital Services LLC	02/25/22	30,730
NOK 34,720,698	USD 4,005,369	Morgan Stanley Capital Services LLC	02/25/22	(103,051)
USD 5,670,265	EUR 5,041,701	Morgan Stanley Capital Services LLC	02/25/22	3,756
SEK 35,094,297	USD 3,767,889	Morgan Stanley Capital Services LLC	02/25/22	(3,655)
GBP 5,683,249	USD 7,795,739	Morgan Stanley Capital Services LLC	02/25/22	(153,443)
USD 4,868,649	NZD 7,149,349	Morgan Stanley Capital Services LLC	02/25/22	165,906
USD 9,737,266	SEK 87,037,296	Morgan Stanley Capital Services LLC	02/25/22	401,598
JPY 1,074,572,481	USD 9,451,565	Morgan Stanley Capital Services LLC	02/25/22	(112,434)
USD 6,417,102	CAD 8,176,029	Morgan Stanley Capital Services LLC	02/25/22	(14,834)
NOK 43,087,316	USD 4,812,897	Morgan Stanley Capital Services LLC	02/25/22	29,758
USD 4,905,666	NZD 7,302,206	Morgan Stanley Capital Services LLC	02/25/22	102,375
SEK 6,007,046	USD 649,380	Morgan Stanley Capital Services LLC	02/25/22	(5,061)
USD 2,945,053	JPY 339,573,312	Morgan Stanley Capital Services LLC	02/25/22	(6,186)
CAD 3,998,492	USD 3,148,097	Morgan Stanley Capital Services LLC	02/25/22	4,005
NZD 3,972,799	USD 2,652,499	Morgan Stanley Capital Services LLC	02/25/22	(39,246)

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2022 (Unaudited) (Continued)

CAD 7,453,734	USD 5,910,078	Morgan Stanley Capital Services LLC	02/25/22	$(46,359)
CHF 6,202,681	USD 6,783,215	Morgan Stanley Capital Services LLC	02/25/22	(85,864)
EUR 6,794,903	USD 7,714,048	Morgan Stanley Capital Services LLC	02/25/22	(77,065)
USD 5,414,716	AUD 7,496,277	Morgan Stanley Capital Services LLC	02/25/22	114,081
USD 1,497,802	NOK 13,135,272	Morgan Stanley Capital Services LLC	02/25/22	21,507
USD 3,259,649	CAD 4,080,260	Morgan Stanley Capital Services LLC	02/25/22	49,781
CZK 5,112,536	USD 237,375	Morgan Stanley Capital Services LLC	03/11/22	(2,251)
USD 88,251	BRL 467,160	Standard Chartered Bank	02/04/22	(397)
BRL 467,160	USD 81,496	Standard Chartered Bank	02/04/22	6,440
TRY 342,815	USD 24,705	Standard Chartered Bank	02/18/22	841
AUD 4,700,027	USD 3,407,140	Standard Chartered Bank	02/25/22	(83,740)
USD 1,750,122	NOK 15,437,098	Standard Chartered Bank	02/25/22	15,121
EUR 71,189,451	USD 81,237,948	Standard Chartered Bank	02/25/22	(1,226,123)
EUR 4,311,890	USD 4,930,410	Standard Chartered Bank	02/25/22	(84,155)
JPY 4,718,565,967	USD 40,974,193	Standard Chartered Bank	02/25/22	34,958
USD 14,061	ZAR 217,395	Standard Chartered Bank	03/11/22	(12)
USD 582,474	THB 19,410,294	Standard Chartered Bank	03/11/22	(420)
CNY 35,539,620	USD 5,577,292	Standard Chartered Bank	03/11/22	(15,168)
BRL 467,160	USD 87,308	Standard Chartered Bank	03/18/22	406
USD 1,183,615	JPY 134,807,141	State Street Bank and Trust Co.	02/25/22	12,003
USD 1,057,927	JPY 121,608,489	State Street Bank and Trust Co.	02/25/22	(2,516)
USD 2,128,913	EUR 1,909,295	State Street Bank and Trust Co.	02/25/22	(16,997)
USD 5,805,154	CHF 5,335,185	State Street Bank and Trust Co.	02/25/22	44,482
EUR 899,018	USD 1,029,967	State Street Bank and Trust Co.	02/25/22	(19,535)
CAD 13,420,087	USD 10,712,791	State Street Bank and Trust Co.	02/25/22	(155,449)
USD 11,354,939	JPY 1,295,205,204	State Street Bank and Trust Co.	02/25/22	98,285
GBP 1,458,691	USD 1,982,477	State Street Bank and Trust Co.	02/25/22	(20,968)
USD 3,229,154	NOK 28,547,486	State Street Bank and Trust Co.	02/25/22	20,654
USD 22,180	EUR 19,904	State Street Bank and Trust Co.	02/25/22	(190)
USD 726,741	GBP 535,859	State Street Bank and Trust Co.	02/25/22	6,169
				$(2,131,881)

At January 31, 2022, the following futures contracts were outstanding for Voya Global Bond Fund:
Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
Australia 10-Year Bond	29	03/15/22	$2,809,437	$(50,083)
Australia 3-Year Bond	27	03/15/22	2,168,255	(9,556)
Canada 10-Year Bond	73	03/22/22	7,988,278	(610)
Euro-Bobl 5-Year	167	03/08/22	24,810,228	(371,491)
Euro-Bund	39	03/08/22	7,409,439	(229,206)
Euro-Buxl® 30-year German Government Bond	4	03/08/22	913,585	(50,886)
Euro-OAT	61	03/08/22	11,034,029	(348,136)
Euro-Schatz	168	03/08/22	21,115,130	(60,491)
Japan 10-Year Bond (TSE)	12	03/14/22	15,716,371	(131,879)
Long Gilt	68	03/29/22	11,153,628	(244,681)
Long-Term Euro-BTP	36	03/08/22	5,899,968	(159,387)
U.S. Treasury Long Bond	18	03/22/22	2,801,250	(35,432)
U.S. Treasury Ultra Long Bond	4	03/22/22	755,750	10,604
			$114,575,348	$(1,681,234)

Short Contracts:
U.S. Treasury 10-Year Note	(131)	03/22/22	(16,763,906)	324,579
U.S. Treasury 2-Year Note	(16)	03/31/22	(3,466,500)	(405)
U.S. Treasury 5-Year Note	(181)	03/31/22	(21,575,766)	225,965
U.S. Treasury Ultra 10-Year Note	(244)	03/22/22	(34,850,063)	239,429
			$(76,656,235)	$789,568

At January 31, 2022, the following centrally cleared credit default swaps were outstanding for Voya Global Bond Fund:

Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection(1)

Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Financing Rate (%)(2)	Termination Date		Notional Amount(3)	Fair Value(4)	Unrealized Appreciation/ (Depreciation)
CDX North American High Yield Index, Series 37, Version 1	Sell	5.000	12/20/26	USD	7,800,000	$538,557	$15,223
						$538,557	$15,223

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2022 (Unaudited) (Continued)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will generally either i) Pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or ii) Pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.
(2)	Payments received quarterly.
(3)	The maximum amount of future payments (undiscounted) that a Fund as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.
(4)	The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

At January 31, 2022, the following centrally cleared interest rate swaps were outstanding for Voya Global Bond Fund:

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Pay	3-month EUR-EURIBOR	Quarterly	0.264%	Annual	12/14/51	EUR	2,600,000	$(213,463)	$(213,463)
Pay	3-month EUR-EURIBOR	Quarterly	0.292	Annual	12/20/51	EUR	2,600,000	(190,632)	(190,632)
Pay	3-month NZD-BBR-FRA	Quarterly	1.318	Semi-Annual	12/31/22	NZD	71,587,000	(252,330)	(252,330)
Pay	1-month USD-LIBOR	Monthly	2.726	Monthly	12/27/28	USD	833,000	59,106	59,106
Pay	1-month USD-LIBOR	Monthly	2.466	Monthly	01/07/29	USD	616,000	33,232	33,232
Pay	3-month USD-LIBOR	Quarterly	1.997	Semi-Annual	06/25/29	USD	850,000	12,629	12,629
Pay	1-month USD-LIBOR	Monthly	1.493	Monthly	03/17/31	USD	3,000,000	(53,621)	(53,621)
Pay	1-month USD-LIBOR	Monthly	2.400	Monthly	10/27/32	USD	3,090,000	201,770	201,770
Pay	1-month USD-LIBOR	Monthly	1.756	Monthly	03/17/36	USD	4,000,000	(20,106)	(20,106)
Pay	1-month USD-LIBOR	Monthly	2.488	Monthly	10/27/47	USD	1,600,000	225,552	225,552
Receive	1-month USD-LIBOR	Monthly	1.983	Monthly	10/27/22	USD	18,400,000	(179,082)	(179,082)
Receive	3-month USD-LIBOR	Quarterly	1.664	Semi-Annual	12/18/22	USD	12,000,000	(92,435)	(92,435)
Receive	1-month USD-LIBOR	Monthly	1.522	Monthly	10/30/24	USD	9,000,000	(33,544)	(33,545)
Receive	1-month USD-LIBOR	Monthly	2.514	Monthly	01/24/25	USD	2,130,000	(68,448)	(68,448)
Receive	1-month USD-LIBOR	Monthly	2.728	Monthly	03/01/25	USD	2,360,000	(93,094)	(93,095)
Receive	1-month USD-LIBOR	Monthly	2.843	Monthly	04/30/25	USD	2,600,000	(116,175)	(116,175)
Receive	1-month USD-LIBOR	Monthly	3.053	Monthly	10/18/25	USD	1,140,000	(64,838)	(64,838)
Receive	1-month USD-LIBOR	Monthly	2.210	Monthly	10/27/26	USD	3,420,000	(102,806)	(102,806)
Receive	1-month USD-LIBOR	Monthly	2.681	Monthly	02/02/28	USD	1,970,000	(120,699)	(120,699)
Receive	1-month USD-LIBOR	Monthly	1.115	Monthly	03/01/28	USD	2,500,000	73,589	73,384
Receive	1-month USD-LIBOR	Monthly	3.099	Monthly	10/18/28	USD	1,600,000	(149,399)	(149,399)
Receive	1-day Secured Overnight Financing Rate	Annual	1.551	Annual	01/24/29	USD	12,000,000	(20,166)	(20,166)
Receive	1-month USD-LIBOR	Monthly	2.390	Monthly	12/11/32	USD	1,270,000	(82,206)	(82,206)
Receive	1-month USD-LIBOR	Monthly	3.148	Monthly	10/18/33	USD	530,000	(78,832)	(78,832)
Receive	1-month USD-LIBOR	Monthly	2.940	Monthly	08/03/48	USD	500,000	(120,883)	(120,883)
								$(1,446,881)	$(1,447,088)

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2022 (Unaudited) (Continued)

At January 31, 2022, the following OTC total return swaps were outstanding for Voya Global Bond Fund:

Pay/Receive Total Return(1)	Reference Entity	Reference Entity Payment Frequency	(Pay)/Receive Financing Rate	Floating Rate Payment Frequency	Counterparty	Termination Date	Notional Amount		Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	U.K. Conventional Gilt	At Maturity	0.00%	At Maturity	Goldman Sachs International	02/09/22	GBP	(1,000,000)	$13,488	$–	$13,488
Receive	U.K. Conventional Gilt	At Maturity	(0.25)%	At Maturity	BNP Paribas	02/09/22	GBP	4,200,000	(864,166)	–	(864,166)
Receive	Japanese Government 5-year Issue	At Maturity	(0.05)%	At Maturity	BNP Paribas	03/17/22	JPY	2,350,000,000	(27,822)	–	(27,822)
Receive	Japanese Government 20-year Issue	At Maturity	(0.08)%	At Maturity	Citibank N.A.	04/14/22	JPY	430,000,000	(17,117)	–	(17,117)
Receive	Japanese Government 30-year Issue	At Maturity	(0.10)%	At Maturity	Nomura Global Financial Products Inc.	02/17/22	JPY	350,000,000	(67,787)	–	(67,787)
Receive	Japanese Government 20-year Issue	At Maturity	(0.10)%	At Maturity	Nomura Global Financial Products Inc.	03/09/22	JPY	462,000,000	(63,631)	–	(63,631)
Receive	Japanese Government 30-year Issue	At Maturity	(0.07)%	At Maturity	Nomura Global Financial Products Inc.	03/25/22	JPY	600,000,000	(53,797)	–	(53,797)
									$(1,080,832)	$–	$(1,080,832)

At January 31, 2022, the following OTC volatility swaps were outstanding for Voya Global Bond Fund:

Pay/Receive Volatility(2)	Reference Entity	Volatility Strike Rate	Counterparty	Maturity Date	Currency	Notional Amount	Fair Value	Unrealized Appreciation (Depreciation)
Receive	EUR vs. USD	6.500%	BNP Paribas	03/14/22	EUR	3,084,800	$6,964	$6,964
Receive	EUR vs. USD	6.400%	Goldman Sachs International	06/14/22	EUR	2,736,600	5,038	5,038
Receive	EUR vs. USD	6.300%	Standard Chartered Bank	06/14/22	EUR	3,097,100	3,491	3,491
							$15,493	$15,493

At January 31, 2022, the following OTC purchased equity options were outstanding for Voya Global Bond Fund:

Description	Counterparty	Put/Call	Expiration Date	Exercise Price		Number of Contracts	Notional Amount		Cost	Fair Value
iShares iBoxx $ High Yield Corporate Bond ETF	Citibank N.A.		04/14/22	USD	79 .500	320,310	USD	27,032,453	$179,776	$233,291
									$179,776	$233,291

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2022 (Unaudited) (Continued)

At January 31, 2022, the following OTC purchased foreign currency options were outstanding for Voya Global Bond Fund:

Description	Counterparty	Expiration Date	Exercise Price	Notional Amount		Cost	Fair Value
Call JPY vs. Put EUR	BNP Paribas	02/24/22	129.100	EUR	6,797,000	$56,763	$45,909
Call USD vs. Put EUR	Morgan Stanley Capital Services LLC	02/09/22	1.137	USD	6,888,000	45,020	81,343
						$101,783	$127,252

At January 31, 2022, the following OTC written foreign currency options were outstanding for Voya Global Bond Fund:

Description	Counterparty	Expiration Date	Exercise Price	Notional Amount		Premiums Received	Fair Value
Call JPY vs. Put EUR	BNP Paribas	02/24/22	127.330	EUR	10,196,000	$34,387	$(25,577)
Call USD vs. Put EUR	Morgan Stanley Capital Services LLC	02/09/22	1.125	USD	10,332,000	27,514	(45,320)
						$61,901	$(70,897)

At January 31, 2022, the following OTC purchased interest rate swaptions were outstanding for Voya Global Bond Fund:

Description	Counterparty	Pay/ Receive Exercise Rate	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Cost	Fair Value
Call on 5-Year Interest Rate Swap(3)	Morgan Stanley Capital Services LLC	Receive	0.000%	3-month USD-LIBOR	01/04/23	USD	4,847,500	$–	$1,331
								$--	$1,331

At January 31, 2022, the following OTC written equity options were outstanding for Voya Global Bond Fund:

Description	Counterparty	Put/Call	Expiration Date	Exercise Price		Number of Contracts	Notional Amount		Premiums Received	Fair Value
iShares iBoxx $ High Yield Corporate Bond ETF	Citibank N.A.		02/18/22	USD	84.250	151,260	USD	12,765,536	$90,756	$(125,269)
									$90,756	$(125,269)

(1)	The Fund will pay or receive the total return of the reference entity depending on whether the return is positive or negative. Where the Fund has elected to receive the total return of the reference entity if positive, it will be responsible for paying the floating rate and the total return of the reference entity, if negative. If the Fund has elected to pay the total return of the reference entity if positive, it will receive the floating rate and the total return of the reference entity, if negative.
(2)	Payments made at maturity date.
(3)	Fund receives the exercise rate semi-annually and pays the floating rate index quarterly.

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2022 (Unaudited) (Continued)

Currency Abbreviations
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CLP	-	Chilean Peso
COP	-	Colombian Peso
CNY	-	Chinese Yuan
CZK	-	Czech Koruna
DKK	-	Danish Krone
EUR	-	EU Euro
GBP	-	British Pound
HKD	-	Hong Kong Sar Dollar
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
ILS	-	Israeli New Shekel
JPY	-	Japanese Yen
KRW	-	South Korean Won
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PEN	-	Peruvian Nuevo Sol
PHP	-	Philippine Peso
PLN	-	Polish Zloty
RON	-	Romanian New Leu
RUB	-	Russian Ruble
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
THB	-	Thai Baht
TRY	-	Turkish Lira
USD	-	United States Dollar
ZAR	-	South African Rand

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2022 (Unaudited) (Continued)

At January 31, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $422,247,147.

Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$ 9,528,736
Gross Unrealized Depreciation	(19,140,919)
Net Unrealized Depreciation	$ (9,612,183)